united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number:	811-23944

New Age Alpha Variable Funds Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York         10580

(Address of principal executive offices)             (Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

(a)
Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$88	0.84%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 10.25%, underperforming the fund's benchmark the S&P 1500 Value Index, which returned 12.15% for the same period and underperforming the fund's secondary index, the Russell 3000 Value Index, which returned 13.98% for the same period.

We have successfully completed the reorganization of the Guggenheim Series O (All Cap Value Series) into the NAA All Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA All Cap Value Series
Russell 3000® Value Index
S&P Composite 1500 Value Index TR
$30,000
$20,000
$10,000
$0
$25,724
$22,700
$22,400
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA All Cap Value Series	Russell 3000® Value Index	S&P Composite 1500 Value Index TR
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,530	$9,587	$9,647
Dec-2016	$11,695	$11,351	$11,431
Dec-2017	$13,422	$12,848	$13,144
Dec-2018	$11,996	$11,746	$11,924
Dec-2019	$14,844	$14,831	$15,657
Dec-2020	$15,122	$15,257	$15,908
Dec-2021	$19,198	$19,128	$19,948
Dec-2022	$18,973	$17,601	$18,856
Dec-2023	$20,590	$19,653	$22,938
Dec-2024	$22,700	$22,400	$25,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA All Cap Value Series	10.25%	8.87%	8.54%
Russell 3000® Value Index	13.98%	8.60%	8.40%
S&P Composite 1500 Value Index TR	12.15%	10.44%	9.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$89,880,275
  Number of Portfolio Holdings201
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$382,069
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 21.5%
Industrials 12.7%
Health Care 12.4%
Technology 11.3%
Consumer Staples 8.7%
Consumer Discretionary 7.3%
Energy 6.5%
Real Estate 5.6%
Utilities 4.9%
Communications 4.5%
Materials 4.3%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	4.3%
Communications	4.5%
Utilities	4.9%
Real Estate	5.6%
Energy	6.5%
Consumer Discretionary	7.3%
Consumer Staples	8.7%
Technology	11.3%
Health Care	12.4%
Industrials	12.7%
Financials	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc. - Class B	3.3%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corporation	1.9%
Walmart, Inc.	1.5%
Bank of America Corporation	1.2%
UnitedHealth Group, Inc.	1.1%
Procter & Gamble Co. (The)	1.0%
Home Depot, Inc. (The)	1.0%
Chevron Corporation	0.9%
Citigroup, Inc.	0.8%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA All Cap Value Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-ACVS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$81	0.76%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 13.46%, outperforming the fund's benchmark the S&P 500 Value Index, which returned 12.29% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 14.37% for the same period.

We have successfully completed the reorganization of the Guggenheim Series B (Large Cap Value Series) into the NAA Large Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Cap Value Series
Russell 1000® Value Index
S&P 500® Value Index
$30,000
$20,000
$10,000
$0
$25,950
$23,362
$22,580
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Large Cap Value Series	Russell 1000® Value Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,492	$9,617	$9,687
Dec-2016	$11,524	$11,285	$11,372
Dec-2017	$13,345	$12,827	$13,119
Dec-2018	$12,074	$11,767	$11,944
Dec-2019	$14,708	$14,890	$15,758
Dec-2020	$15,033	$15,306	$15,972
Dec-2021	$19,096	$19,157	$19,949
Dec-2022	$18,844	$17,713	$18,907
Dec-2023	$20,591	$19,743	$23,110
Dec-2024	$23,362	$22,580	$25,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Cap Value Series	13.46%	9.70%	8.86%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$198,674,018
  Number of Portfolio Holdings100
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$786,647
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Exchange-Traded Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 21.0%
Health Care 16.1%
Industrials 12.6%
Technology 11.8%
Consumer Staples 10.6%
Energy 6.1%
Consumer Discretionary 5.4%
Utilities 5.1%
Communications 4.6%
Real Estate 3.4%
Materials 2.3%
Equity 0.8%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	0.8%
Materials	2.3%
Real Estate	3.4%
Communications	4.6%
Utilities	5.1%
Consumer Discretionary	5.4%
Energy	6.1%
Consumer Staples	10.6%
Technology	11.8%
Industrials	12.6%
Health Care	16.1%
Financials	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc. - Class B	4.0%
JPMorgan Chase & Co.	3.3%
Exxon Mobil Corporation	2.3%
Walmart, Inc.	2.0%
ConocoPhillips	1.6%
Bank of America Corporation	1.5%
UnitedHealth Group, Inc.	1.5%
Chevron Corporation	1.3%
Cisco Systems, Inc.	1.3%
Procter & Gamble Co. (The)	1.3%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-LCVS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$101	0.89%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 25.88%, outperforming the fund's benchmark the S&P 500 Index, which returned 25.02% for the same period.

We have successfully completed the reorganization of the Guggenheim Series A (StylePlus Large Core Series) into the NAA Large Core Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Core Series
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$33,022
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Large Core Series	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,150	$10,138
Dec-2016	$11,505	$11,351
Dec-2017	$14,061	$13,829
Dec-2018	$13,138	$13,223
Dec-2019	$17,075	$17,386
Dec-2020	$20,282	$20,585
Dec-2021	$26,059	$26,494
Dec-2022	$20,672	$21,696
Dec-2023	$26,234	$27,399
Dec-2024	$33,022	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Core Series	25.88%	14.10%	12.69%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$254,631,207
  Number of Portfolio Holdings102
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$1,174,935
  Portfolio Turnover123%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Exchange-Traded Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.8%
Consumer Discretionary
10.8%
Financials
10.7%
Communications
10.0%
Health Care
9.9%
Industrials
8.0%
Consumer Staples
5.2%
Energy
3.6%
Real Estate
2.1%
Utilities
2.0%
Materials
2.0%
Exchange-Traded Funds
0.9%

Value	Value
Exchange-Traded Funds	0.9%
Materials	2.0%
Utilities	2.0%
Real Estate	2.1%
Energy	3.6%
Consumer Staples	5.2%
Industrials	8.0%
Health Care	9.9%
Communications	10.0%
Financials	10.7%
Consumer Discretionary	10.8%
Technology	34.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.7%
NVIDIA Corporation	6.7%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.3%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc. - Class B	1.7%
Booking Holdings, Inc.	1.6%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-LCS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$99	0.85%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 32.18%, underperforming the fund's benchmark the S&P 500 Growth Index, which returned 36.04% for the same period and underperforming the fund's secondary index, the Russell 1000 Growth Index, which returned 33.36% for the same period.

We have successfully completed the reorganization of the Guggenheim Series Y (StylePlus Large Growth Series) into the NAA Large Growth Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Growth Series
Russell 1000® Growth Index
S&P 500® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$47,152
$43,484
$41,483
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Large Growth Series	Russell 1000® Growth Index	S&P 500® Growth Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,549	$10,567	$10,552
Dec-2016	$11,469	$11,314	$11,280
Dec-2017	$14,922	$14,733	$14,375
Dec-2018	$14,379	$14,510	$14,374
Dec-2019	$19,257	$19,790	$18,848
Dec-2020	$26,550	$27,408	$25,157
Dec-2021	$33,924	$34,971	$33,210
Dec-2022	$23,513	$24,782	$23,444
Dec-2023	$32,897	$35,358	$30,485
Dec-2024	$43,484	$47,152	$41,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Growth Series	32.18%	17.69%	15.83%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Growth Index	36.04%	17.09%	15.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$59,454,204
  Number of Portfolio Holdings78
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$186,759
  Portfolio Turnover121%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
49.6%
Communications
15.8%
Consumer Discretionary
12.8%
Health Care
5.1%
Industrials
4.7%
Consumer Staples
3.3%
Financials
3.1%
Exchange-Traded Funds
2.0%
Materials
1.1%
Energy
1.1%
Real Estate
0.8%
Utilities
0.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	0.4%
Real Estate	0.8%
Energy	1.1%
Materials	1.1%
Exchange-Traded Funds	2.0%
Financials	3.1%
Consumer Staples	3.3%
Industrials	4.7%
Health Care	5.1%
Consumer Discretionary	12.8%
Communications	15.8%
Technology	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	9.2%
NVIDIA Corporation	7.4%
Microsoft Corp.	7.4%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc.	4.6%
Tesla, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	2.7%
Eli Lilly & Co.	2.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Growth Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-LGS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$100	0.92%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 17.37%, outperforming the fund's benchmark the S&P MidCap 400 Growth Index, which returned 15.95% for the same period and underperforming the fund's secondary index, the Russell Mid Cap Growth Index, which returned 22.10% for the same period.

We have successfully completed the reorganization of the Guggenheim Series J (StylePlus Mid Growth Series) into the NAA Mid Growth Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Mid Growth Series
Russell Midcap® Growth Index
S&P MidCap 400® Growth Index
$30,000
$20,000
$10,000
$0
$29,803
$26,853
$25,621
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Mid Growth Series	Russell Midcap® Growth Index	S&P MidCap 400® Growth Index
Dec-2014	$10,000	$10,000	$10,001
Dec-2015	$9,992	$9,980	$10,203
Dec-2016	$10,857	$10,711	$11,709
Dec-2017	$13,535	$13,418	$14,042
Dec-2018	$12,574	$12,780	$12,590
Dec-2019	$16,685	$17,314	$15,900
Dec-2020	$22,042	$23,475	$19,520
Dec-2021	$25,059	$26,463	$23,210
Dec-2022	$18,098	$19,392	$18,809
Dec-2023	$22,878	$24,408	$22,099
Dec-2024	$26,853	$29,803	$25,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Mid Growth Series	17.37%	9.98%	10.38%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
S&P MidCap 400® Growth Index	15.95%	10.01%	9.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$157,974,966
  Number of Portfolio Holdings126
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$865,790
  Portfolio Turnover165%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 25.8%
Technology 15.9%
Consumer Discretionary 12.2%
Health Care 10.8%
Financials 10.4%
Energy 7.1%
Real Estate 6.7%
Materials 4.6%
Consumer Staples 2.4%
Communications 2.4%
Exchange-Traded Funds 1.4%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Exchange-Traded Funds	1.4%
Communications	2.4%
Consumer Staples	2.4%
Materials	4.6%
Real Estate	6.7%
Energy	7.1%
Financials	10.4%
Health Care	10.8%
Consumer Discretionary	12.2%
Technology	15.9%
Industrials	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Deckers Outdoor Corporation	1.9%
Pure Storage, Inc. - Class A	1.8%
DexCom, Inc.	1.7%
Expedia Group, Inc.	1.6%
Lennox International, Inc.	1.6%
Discover Financial Services	1.6%
RB Global, Inc.	1.5%
Manhattan Associates, Inc.	1.5%
Digital Realty Trust, Inc.	1.5%
Simon Property Group, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-MGS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$117	1.12%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.51%, outperforming the fund's benchmark the S&P SmallCap 600 Value Index, which returned 7.55% for the same period and outperforming the fund's secondary index, the Russell 2000 Value Index, which returned 8.05% for the same period.

We have successfully completed the reorganization of the Guggenheim Series Q (Small Cap Value Series) into the NAA Small Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Small Cap Value Series
Russell 2000® Value Index
S&P SmallCap 600 Value Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,946
$19,934
$18,892
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Small Cap Value Series	Russell 2000® Value Index	S&P SmallCap 600 Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,338	$9,253	$9,333
Dec-2016	$11,823	$12,190	$12,256
Dec-2017	$12,260	$13,146	$13,667
Dec-2018	$10,707	$11,455	$11,939
Dec-2019	$13,125	$14,020	$14,869
Dec-2020	$12,997	$14,669	$15,246
Dec-2021	$16,400	$18,816	$19,963
Dec-2022	$15,787	$16,091	$17,759
Dec-2023	$17,411	$18,448	$20,403
Dec-2024	$18,892	$19,934	$21,946

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Small Cap Value Series	8.51%	7.56%	6.57%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P SmallCap 600 Value Index	7.55%	8.10%	8.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$53,193,837
  Number of Portfolio Holdings128
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$353,737
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%
Preferred Stocks	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
27.5%
Industrials
14.7%
Consumer Discretionary
13.2%
Real Estate
11.3%
Technology
10.6%
Health Care
6.6%
Consumer Staples
4.9%
Materials
4.2%
Energy
2.5%
Communications
2.3%
Utilities
0.9%
Exchange-Traded Funds
0.6%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Exchange-Traded Funds	0.6%
Utilities	0.9%
Communications	2.3%
Energy	2.5%
Materials	4.2%
Consumer Staples	4.9%
Health Care	6.6%
Technology	10.6%
Real Estate	11.3%
Consumer Discretionary	13.2%
Industrials	14.7%
Financials	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bath & Body Works, Inc.	2.5%
Comerica, Inc.	2.3%
Alaska Air Group, Inc.	2.1%
Mr. Cooper Group, Inc.	1.7%
Dycom Industries, Inc.	1.6%
Lincoln National Corp.	1.4%
IES Holdings, Inc.	1.4%
SL Green Realty Corporation	1.3%
Macerich Company (The)	1.2%
Ameris Bancorp	1.1%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Small Cap Value Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-SCVS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$111	1.04%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 12.76%, outperforming the fund's benchmark the S&P SmallCap 600 Growth Index, which returned 9.63% for the same period and underperforming the fund's secondary index, the Russell 2000 Growth Index, which returned 15.15% for the same period.

We have successfully completed the reorganization of the Guggenheim Series X (StylePlus Small Growth Series) into the NAA Small Growth Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Small Growth Series
Russell 2000® Growth Index
S&P SmallCap 600 Growth Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,888
$21,772
$21,728
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Small Growth Series	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,871	$9,862	$10,278
Dec-2016	$11,199	$10,978	$12,556
Dec-2017	$13,705	$13,411	$14,412
Dec-2018	$12,293	$12,163	$13,828
Dec-2019	$15,450	$15,628	$16,750
Dec-2020	$20,366	$21,040	$20,033
Dec-2021	$21,698	$21,636	$24,565
Dec-2022	$15,924	$15,933	$19,387
Dec-2023	$19,270	$18,906	$22,702
Dec-2024	$21,728	$21,772	$24,888

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Small Growth Series	12.76%	7.06%	8.07%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P SmallCap 600 Growth Index	9.63%	8.24%	9.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$25,811,918
  Number of Portfolio Holdings127
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$91,928
  Portfolio Turnover150%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
19.5%
Consumer Discretionary
17.9%
Technology
13.8%
Health Care
13.0%
Financials
10.6%
Materials
8.3%
Energy
6.9%
Real Estate
5.1%
Consumer Staples
2.2%
Communications
1.6%
Utilities
0.6%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	0.6%
Communications	1.6%
Consumer Staples	2.2%
Real Estate	5.1%
Energy	6.9%
Materials	8.3%
Financials	10.6%
Health Care	13.0%
Technology	13.8%
Consumer Discretionary	17.9%
Industrials	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carpenter Technology Corporation	1.8%
Glaukos Corporation	1.7%
Allegheny Technologies, Inc.	1.7%
SPS Commerce, Inc.	1.5%
SPX Technologies, Inc.	1.5%
Badger Meter, Inc.	1.4%
Armstrong World Industries, Inc.	1.3%
Meritage Homes Corporation	1.3%
CSW Industrials, Inc.	1.3%
Federal Signal Corporation	1.3%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Small Growth Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-SGS-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA Smid-Cap Value Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$91	0.87%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 9.05%, underperforming the fund's benchmark the S&P 1000 Value Index, which returned 10.36% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 10.98% for the same period.

We have successfully completed the reorganization of the Guggenheim Series V (Smid Cap Value Series) into the NAA Smid-Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Smid-Cap Value Series
Russell 2500® Value Index
S&P 1000® Value Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,311
$22,453
$21,204
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA Smid-Cap Value Series	Russell 2500® Value Index	S&P 1000® Value Index
Dec-2014	$10,000	$10,000	$9,997
Dec-2015	$9,321	$9,451	$9,334
Dec-2016	$11,814	$11,833	$11,937
Dec-2017	$13,434	$13,059	$13,379
Dec-2018	$11,691	$11,445	$11,749
Dec-2019	$14,812	$14,142	$14,757
Dec-2020	$15,449	$14,832	$15,260
Dec-2021	$19,118	$18,953	$19,948
Dec-2022	$18,763	$16,473	$18,311
Dec-2023	$20,589	$19,105	$21,108
Dec-2024	$22,453	$21,204	$23,311

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Smid-Cap Value Series	9.05%	8.67%	8.42%
Russell 2500® Value Index	10.98%	8.44%	7.81%
S&P 1000® Value Index	10.36%	9.57%	8.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$143,401,936
  Number of Portfolio Holdings121
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$735,982
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Preferred Stocks	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.0%
Industrials
15.5%
Real Estate
13.2%
Consumer Discretionary
11.7%
Technology
10.9%
Health Care
7.7%
Materials
7.3%
Consumer Staples
5.1%
Utilities
4.0%
Energy
3.1%
Communications
2.1%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	2.1%
Energy	3.1%
Utilities	4.0%
Consumer Staples	5.1%
Materials	7.3%
Health Care	7.7%
Technology	10.9%
Consumer Discretionary	11.7%
Real Estate	13.2%
Industrials	15.5%
Financials	19.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.8%
Dick's Sporting Goods, Inc.	1.6%
Unum Group	1.6%
Curtiss-Wright Corporation	1.6%
Parker-Hannifin Corporation	1.5%
Reinsurance Group of America, Inc.	1.5%
Ciena Corp.	1.5%
Vulcan Materials Company	1.5%
Coherent Corp.	1.5%
DexCom, Inc.	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Smid-Cap Value Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-SMID-AR 123124

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$91	0.86%

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 12.59%, underperforming the fund's benchmark the S&P Developed BMI Index, which returned 17.32% for the same period and underperforming the fund's secondary index, the MSCI World Index (Net), which returned 18.67% for the same period.

We have successfully completed the reorganization of the Guggenheim Series D (World Equity Income Series) into the NAA World Equity Income Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA World Equity Income Series
MSCI World Index
S&P Developed BMI Index
$30,000
$20,000
$10,000
$0
$25,812
$25,806
$20,979
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	NAA World Equity Income Series	MSCI World Index	S&P Developed BMI Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,933	$9,913	$9,974
Dec-2016	$10,964	$10,657	$10,831
Dec-2017	$12,615	$13,045	$13,382
Dec-2018	$11,584	$11,908	$12,148
Dec-2019	$14,064	$15,203	$15,496
Dec-2020	$14,999	$17,621	$18,119
Dec-2021	$18,259	$21,465	$21,830
Dec-2022	$16,594	$17,571	$17,838
Dec-2023	$18,632	$21,751	$21,997
Dec-2024	$20,979	$25,812	$25,806

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA World Equity Income Series	12.59%	8.33%	7.69%
MSCI World Index	18.67%	11.17%	9.95%
S&P Developed BMI Index	17.32%	10.74%	9.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$111,162,138
  Number of Portfolio Holdings202
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$494,699
  Portfolio Turnover105%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
71.4%
Japan
8.1%
United Kingdom
3.9%
Canada
2.8%
Switzerland
2.3%
Germany
2.1%
France
2.0%
Netherlands
1.7%
Sweden
1.3%
Denmark
1.1%
Other Countries
2.8%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Other Countries	2.8%
Denmark	1.1%
Sweden	1.3%
Netherlands	1.7%
France	2.0%
Germany	2.1%
Switzerland	2.3%
Canada	2.8%
United Kingdom	3.9%
Japan	8.1%
United States	71.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc. - Class B	2.9%
JPMorgan Chase & Co.	2.3%
Exxon Mobil Corporation	1.7%
Walmart, Inc.	1.3%
UnitedHealth Group, Inc.	1.0%
Bank of America Corporation	1.0%
Chevron Corporation	0.9%
Cisco Systems, Inc.	0.8%
Procter & Gamble Co. (The)	0.8%
Costco Wholesale Corp.	0.8%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Series - VIT

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.NAAFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NAAVIT-WEI-AR 123124

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Richard C. Butt is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Butt is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2024 - $117,500

(b)	Audit-Related Fees

FYE 2024 - None

(c)	Tax Fees

FYE 2024 - $27,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2024 – None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee 2024

Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $117,500

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements

NEW AGE ALPHA VARIABLE FUNDS TRUST

NAA ALL CAP VALUE SERIES

NAA LARGE CAP VALUE SERIES

NAA LARGE CORE SERIES

NAA LARGE GROWTH SERIES

NAA MID GROWTH SERIES

NAA SMALL CAP VALUE SERIES

NAA SMALL GROWTH SERIES

NAA SMID-CAP VALUE SERIES

NAA WORLD EQUITY INCOME SERIES

Annual Financial Statements and Additional Information

December 31, 2024

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Communications - 4.5%
1,729	Charter Communications, Inc., Class A(a)	$592,649
21,735	Interpublic Group of Companies, Inc. (The)	609,015
17,592	Match Group, Inc.(a)	575,434
6,375	Omnicom Group, Inc.	548,505
2,022	TKO Group Holdings Inc.	287,346
3,016	T-Mobile US, Inc.	665,722
3,574	VeriSign, Inc.(a)	739,675
		4,018,346
	Consumer Discretionary - 7.3%
2,748	Advance Auto Parts, Inc.	129,953
2,268	Autoliv, Inc.	212,716
3,709	Bloomin’ Brands, Inc.	45,287
1,868	Brinker International, Inc.	247,118
3,987	Darden Restaurants, Inc.	744,332
1,742	Dick’s Sporting Goods, Inc.	398,639
4,386	Etsy, Inc.(a)	231,976
63,449	Ford Motor Company	628,146
3,696	Harley-Davidson, Inc.	111,360
2,200	Home Depot, Inc. (The)	855,778
12,313	Las Vegas Sands Corp. (a)	632,395
1,794	Lear Corporation	169,892
17,006	MGM Resorts International(a)	589,258
3,349	MillerKnoll, Inc.	75,654
8,571	NIKE, Inc., Class B	648,568
561	O’Reilly Automotive, Inc.(a)	665,234
1,402	Papa John’s International, Inc.	57,580
587	Penske Automotive Group, Inc.	89,482
		6,533,368
	Consumer Staples - 8.7%
12,477	Altria Group, Inc.	652,422
1,618	Chefs’ Warehouse, Inc. (The)(a)	79,800
10,441	Coca-Cola Co. (The)	650,057
7,094	Colgate-Palmolive Company	644,916
771	Costco Wholesale Corp.	706,444

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer Staples - 8.7% (Continued)
6,193	Flowers Foods, Inc.	$127,947
8,267	McCormick & Company, Inc.	630,276
823	MGP Ingredients, Inc.	32,402
11,416	Molson Coors Brewing Company, Class B	654,364
9,742	Mondelez International, Inc., Class A	581,890
11,734	Payoneer Global, Inc.(a)	117,809
1,271	PriceSmart, Inc.	117,148
5,111	Procter & Gamble Co. (The)	856,859
66,598	Walgreens Boots Alliance, Inc.	621,359
15,161	Walmart, Inc.	1,369,797
		7,843,490
	Energy - 6.5%
10,988	Antero Midstream Corporation	165,809
17,366	Baker Hughes, a GE Company	712,353
5,837	Chevron Corporation	845,431
2,988	DT Midstream, Inc.	297,097
15,700	Exxon Mobil Corporation	1,688,848
3,020	First Solar, Inc.(a)	532,245
23,201	Halliburton Company	630,835
12,518	Nov, Inc.(a)	182,763
18,006	Patterson-UTI Energy, Inc.	148,730
16,547	Schlumberger Ltd.	634,412
		5,838,523
	Financials - 21.5%
2,440	American Express Co.	724,168
2,318	American Financial Group, Inc.	317,404
2,533	Axos Financial, Inc.(a)	176,931
6,625	Banc of California, Inc.	102,423
23,886	Bank of America Corporation	1,049,790
3,302	Bank OZK	147,038
6,608	Berkshire Hathaway, Inc., Class B(a)	2,995,274
2,284	Bread Financial Holdings, Inc.(a)	139,461
5,996	Brown & Brown, Inc.	611,712
4,143	Capital One Financial Corporation	738,780

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Financials - 21.5% (Continued)
2,444	Chubb Ltd.	$675,277
10,789	Citigroup, Inc.	759,438
3,181	CNO Financial Group, Inc.	118,365
6,558	Columbia Banking System, Inc.	177,132
2,305	Community Bank System, Inc.	142,172
4,333	Discover Financial Services	750,605
3,554	East West Bancorp, Inc.	340,331
1,545	Erie Indemnity Company, Class A	636,895
3,702	Essent Group Ltd.	201,537
1,849	Everest Re Group Ltd.	670,189
5,814	First Hawaiian, Inc.	150,873
9,021	Flagstar Financial Inc	84,166
31,453	Franklin Resources, Inc.	638,181
8,468	Fulton Financial Corporation	163,263
2,229	Interactive Brokers Group, Inc., Class A	393,797
10,005	JPMorgan Chase & Co.	2,398,299
3,949	NMI Holdings, Inc.(a)	145,165
1,612	Reinsurance Group of America, Inc.	344,372
1,289	RenaissanceRe Holdings Ltd.	320,716
1,894	Selective Insurance Group, Inc.	177,127
3,036	StepStone Group, Inc., Class A(a)	175,724
2,741	Travelers Companies, Inc. (The)	660,279
15,756	Truist Financial Corporation	683,495
1,604	Trupanion, Inc.(a)	77,313
10,676	Wells Fargo & Company	749,882
3,387	Western Alliance Bancorp.	282,950
2,073	Wintrust Financial Corporation	258,524
2,796	WSFS Financial Corporation	148,551
		19,327,599
	Health Care - 12.4%
862	Addus HomeCare Corporation(a)	108,052
2,145	Amgen, Inc.	559,073
1,623	Anthem, Inc.	598,725
8,353	Bio-Techne Corporation	601,667

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care - 12.4% (Continued)
5,777	Cardinal Health, Inc.	$683,246
10,279	Centene Corporation(a)	622,702
3,500	Concentra Group Holdings Parent, Inc.	69,230
12,110	CVS Health Corporation	543,618
9,116	DexCom, Inc.(a)	708,952
1,474	Harmony Biosciences Holdings, Inc.(a)	50,720
2,568	Humana, Inc.	651,526
1,180	Inspire Medical Systems, Inc.(a)	218,748
2,700	Insulet Corporation(a)	704,889
3,135	IQVIA Holdings, Inc.(a)	616,059
4,530	Johnson & Johnson	655,128
6,696	Merck & Company, Inc.	666,118
2,299	Merit Medical Systems, Inc.(a)	222,359
2,797	Sarepta Therapeutics, Inc.(a)	340,087
4,338	Select Medical Holdings Corporation	81,771
2,123	Tenet Healthcare Corporation(a)	267,986
2,023	UnitedHealth Group, Inc.	1,023,355
1,404	Vertex Pharmaceuticals, Inc.(a)	565,391
3,777	Zoetis, Inc.	615,387
		11,174,789
	Industrials - 12.7%
2,913	ABM Industries, Inc.	149,087
3,881	Avista Corporation	142,161
2,106	Brady Corporation, Class A	155,528
2,988	Cactus, Inc., Class A	174,380
1,776	Caterpillar, Inc.	644,262
3,178	Cintas Corp.	580,621
979	Curtiss-Wright Corporation	347,418
1,651	Deere & Company	699,528
11,162	Delta Air Lines, Inc.	675,301
1,603	Exponent, Inc.	142,827
4,028	Flowserve Corporation	231,691
3,307	Huntington Ingalls Industries, Inc.	624,924
1,128	Insperity, Inc.	87,431

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials - 12.7% (Continued)
1,912	Itron, Inc.(a)	$207,605
4,622	Jacobs Solutions, Inc.	617,592
2,403	Korn Ferry	162,083
2,705	L3Harris Technologies, Inc.	568,807
1,330	Northrop Grumman Corporation	624,156
1,119	Novanta, Inc.(a)	170,950
2,079	Oshkosh Corporation	197,651
1,012	Parker-Hannifin Corporation	643,662
1,404	Parsons Corpa)	129,519
2,417	Rockwell Automation, Inc.	690,754
13,305	Rollins, Inc.	616,686
21,366	Southwest Airlines Company	718,325
4,187	Trinity Industries, Inc.	146,964
3,498	Westinghouse Air Brake Technologies Corporation	663,186
5,412	Xylem, Inc.	627,900
		11,440,999
	Materials - 4.3%
6,327	Albemarle Corp.	544,628
2,037	AptarGroup, Inc.	320,012
856	Arch Resources, Inc.	120,884
2,960	Avient Corp.	120,946
1,338	Balchem Corporation	218,087
2,688	Ecolab, Inc.	629,853
2,639	H.B. Fuller Company	178,080
1,926	Louisiana-Pacific Corporation	199,437
14,590	Newmont Corporation	543,040
7,964	O-I Glass, Inc.(a)	86,330
2,688	RPM International, Inc.	330,785
2,374	Vulcan Materials Company	610,664
		3,902,746
	Real Estate - 5.6%
3,201	Agree Realty Corporation REIT	225,510
3,184	American Tower Corp. REIT	583,978
6,898	CareTrust REIT, Inc. REIT	186,591

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate - 5.6% (Continued)
7,166	CubeSmart REIT	$307,063
3,713	Digital Realty Trust, Inc. REIT	658,426
2,428	EPR Properties REIT	107,512
4,959	Equity LifeStyle Properties, Inc. REIT	330,270
4,054	Extra Space Storage, Inc. REIT	606,478
4,454	Four Corners Property Trust, Inc. REIT	120,882
5,328	HA Sustainable Infrastracture Capital, Inc. REIT	142,950
1,282	Jones Lang LaSalle, Inc.(a) REIT	324,525
9,919	Macerich Company (The) REIT	197,586
6,190	National Retail Properties, Inc. REIT	252,862
6,937	Rexford Industrial Realty, Inc. REIT	268,184
3,866	Simon Property Group, Inc. REIT	665,765
2,341	SITE Centers Corp(a) REIT	35,794
		5,014,376
	Technology - 11.3%
1,967	Accenture plc, Class A	691,971
6,299	Akamai Technologies, Inc.(a)	602,500
5,477	Allegro MicroSystems, Inc.(a)	119,727
2,511	BlackLine, Inc.(a)	152,568
618	CACI International, Inc., Class A(a)	249,709
2,971	Calix, Inc.(a)	103,599
12,199	Cisco Systems, Inc.	722,180
4,366	Clear Secure, Inc.	116,310
3,378	DigitalOcean Holdings, Inc.(a)	115,088
4,914	DocuSign, Inc.(a)	441,965
1,330	Euronet Worldwide, Inc.(a)	136,777
5,828	Extreme Networks, Inc.(a)	97,561
1,386	FactSet Research Systems, Inc.	665,668
3,314	Fiserv, Inc.(a)	680,762
22,598	Gen Digital, Inc.	618,734
3,480	Jack Henry & Associates, Inc.	610,044
1,887	Maximus, Inc.	140,865
1,430	Motorola Solutions, Inc.	660,989
2,719	NXP Semiconductors N.V.	565,144

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Technology - 11.3% (Continued)
9,121	ON Semiconductor Corporation(a)	$575,079
8,665	PayPal Holdings, Inc.(a)	739,557
8,811	Qorvo, Inc.(a)	616,153
1,388	S&P Global, Inc.	691,266
4,166	ViaSat, Inc.(a)	35,453
		10,149,669
	Utilities - 4.9%
11,224	Alliant Energy Corporation	663,786
1,789	American States Water Company	139,041
4,842	American Water Works Company, Inc.	602,781
2,914	California Water Service Group	132,092
6,010	Duke Energy Corporation	647,517
15,688	FirstEnergy Corporation	624,069
1,645	Ormat Technologies, Inc.	111,399
7,500	Pinnacle West Capital Corporation	635,775
3,396	Portland General Electric Company	148,134
20,308	PPL Corporation	659,198
		4,363,792

	TOTAL COMMON STOCKS (Cost $84,845,969)	89,607,697

	TOTAL INVESTMENTS - 99.7% (Cost $84,845,969)	$89,607,697
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	272,578
	NET ASSETS - 100.0%	$89,880,275

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	Communications - 4.6%
47,592	Match Group, Inc.(a)	$1,556,734
17,459	Omnicom Group, Inc.	1,502,172
8,219	T-Mobile US, Inc.	1,814,180
9,752	VeriSign, Inc.(a)	2,018,274
19,336	Walt Disney Co. (The)	2,153,064
		9,044,424
	Consumer Discretionary - 5.4%
174,825	Ford Motor Company	1,730,768
33,108	Las Vegas Sands Corp.(a)	1,700,427
47,079	LKQ Corporation	1,730,153
24,010	NIKE, Inc., Class B	1,816,837
1,526	O’Reilly Automotive, Inc.(a)	1,809,531
16,078	TJX Cos., Inc. (The)	1,942,382
		10,730,098
	Consumer Staples - 10.5%
33,546	Altria Group, Inc.	1,754,120
28,140	Coca-Cola Co. (The)	1,751,996
19,194	Colgate-Palmolive Company	1,744,927
2,702	Costco Wholesale Corp.	2,475,762
22,492	McCormick & Company, Inc.	1,714,790
31,540	Molson Coors Brewing Company, Class B	1,807,873
26,322	Mondelez International, Inc., Class A	1,572,213
14,833	Procter & Gamble Co. (The)	2,486,752
184,554	Walgreens Boots Alliance, Inc.	1,721,889
43,379	Walmart, Inc.	3,919,293
		20,949,615
	Energy - 6.1%
17,408	Chevron Corporation	2,521,375
32,779	ConocoPhillips	3,250,693
72,015	Coterra Energy, Inc.	1,839,263
42,229	Exxon Mobil Corporation	4,542,574
		12,153,905
	Financials - 21.1%
6,715	American Express Co.	1,992,945

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Financials - 21.1% (Continued)
69,520	Bank of America Corporation	$3,055,404
17,465	Berkshire Hathaway, Inc., Class B(a)	7,916,535
16,231	Brown & Brown, Inc.	1,655,887
11,140	Capital One Financial Corporation	1,986,485
6,498	Chubb Ltd.	1,795,397
28,658	Citigroup, Inc.	2,017,237
11,583	Discover Financial Services	2,006,523
4,780	Everest Re Group Ltd.	1,732,559
83,438	Franklin Resources, Inc.	1,692,957
3,584	Goldman Sachs Group, Inc. (The)	2,052,270
27,143	JPMorgan Chase & Co.	6,506,448
7,305	Travelers Companies, Inc. (The)	1,759,701
42,211	Truist Financial Corporation	1,831,113
37,867	U.S. Bancorp	1,811,179
28,609	Wells Fargo & Company	2,009,496
		41,822,136
	Health Care - 16.1%
5,768	Amgen, Inc.	1,503,372
23,354	Bio-Techne Corporation	1,682,189
16,348	Cardinal Health, Inc.	1,933,478
28,726	Centene Corporation(a)	1,740,221
9,625	Charles River Laboratories International, Inc.(a)	1,776,775
32,385	CVS Health Corporation	1,453,763
24,865	DexCom, Inc.(a)	1,933,751
4,480	Elevance Health Incorporated	1,652,672
20,726	Gilead Sciences, Inc.	1,914,461
4,987	HCA Healthcare, Inc.	1,496,848
6,744	Humana, Inc.	1,711,020
7,643	Insulet Corporation(a)	1,995,358
8,426	IQVIA Holdings, Inc.(a)	1,655,793
18,198	Merck & Company, Inc.	1,810,337
7,473	ResMed, Inc.	1,709,000
5,721	UnitedHealth Group, Inc.	2,894,025
3,821	Vertex Pharmaceuticals, Inc.(a)	1,538,716

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Health Care - 16.1% (Continued)
10,069	Zoetis, Inc.	$1,640,542
		32,042,321
	Industrials - 12.6%
8,648	Cintas Corp.	1,579,990
4,472	Deere & Company	1,894,787
30,139	Delta Air Lines, Inc.	1,823,410
12,508	Jacobs Solutions, Inc.	1,671,319
23,937	Johnson Controls International plc	1,889,347
7,378	L3Harris Technologies, Inc.	1,551,446
3,607	Northrop Grumman Corporation	1,692,729
2,790	Parker-Hannifin Corporation	1,774,524
6,556	Rockwell Automation, Inc.	1,873,639
36,785	Rollins, Inc.	1,704,984
56,912	Southwest Airlines Company	1,913,381
22,359	United Airlines Holdings, Inc.(a)	2,171,059
9,541	Westinghouse Air Brake Technologies Corporation	1,808,878
14,429	Xylem, Inc.	1,674,053
		25,023,546
	Materials - 2.3%
7,104	Ecolab, Inc.	1,664,609
40,069	Freeport-McMoRan, Inc.	1,525,827
12,367	Nucor Corporation	1,443,353
		4,633,789
	Real Estate - 3.4%
8,486	American Tower Corp. REIT	1,556,417
9,938	Digital Realty Trust, Inc. REIT	1,762,306
10,843	Extra Space Storage, Inc. REIT	1,622,113
10,506	Simon Property Group, Inc. REIT	1,809,238
		6,750,074
	Technology - 11.8%
17,094	Akamai Technologies, Inc.(a)	1,635,041
42,233	Cisco Systems, Inc.	2,500,194
23,852	CoStar Group, Inc.(a)	1,707,565
3,802	FactSet Research Systems, Inc.	1,826,025

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Technology - 11.8% (Continued)
9,155	Fiserv, Inc.(a)	$1,880,620
58,912	Gen Digital, Inc.	1,613,011
84,907	Intel Corp.	1,702,385
3,663	Mastercard, Inc., Class A	1,928,826
3,969	Motorola Solutions, Inc.	1,834,590
15,019	NetApp, Inc.	1,743,406
7,474	NXP Semiconductors N.V.	1,553,471
24,954	ON Semiconductor Corporation(a)	1,573,350
23,180	PayPal Holdings, Inc.(a)	1,978,412
		23,476,896
	Utilities - 5.1%
12,837	American Water Works Company, Inc.	1,598,078
15,965	Duke Energy Corporation	1,720,069
21,465	Edison International	1,713,766
45,752	Exelon Corporation	1,722,105
41,838	FirstEnergy Corporation	1,664,316
54,236	PPL Corporation	1,760,500
		10,178,834

	TOTAL COMMON STOCKS (Cost $177,859,494)	196,805,638

	EXCHANGE-TRADED FUND — 0.8%
	Equity - 0.8%
8,060	iShares Russell 1000 Value Index Fund
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,200,261)	1,492,149

	TOTAL INVESTMENTS - 99.8% (Cost $179,059,755)	$198,297,787
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	376,231
	NET ASSETS - 100.0%	$198,674,018

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	Communications - 10.0%
40,423	Alphabet, Inc., Class A	$7,652,074
13,101	Alphabet, Inc., Class C	2,494,954
820	Booking Holdings, Inc.	4,074,104
4,439	GoDaddy, Inc., Class A(a)	876,125
11,018	Meta Platforms, Inc., Class A	6,451,150
6,128	Omnicom Group, Inc.	527,253
14,923	T-Mobile US, Inc.	3,293,954
		25,369,614
	Consumer Discretionary - 10.9%
47,919	Amazon.com, Inc.(a)	10,512,950
3,709	Darden Restaurants, Inc.	692,433
15,330	eBay, Inc.(a)	949,694
32,916	General Motors Company	1,753,435
8,046	Lennar Corporation, Class A	1,097,233
3,642	Live Nation Entertainment, Inc.(a)	471,639
11,752	MGM Resorts International(a)	407,207
95	NVR, Inc.(a)	776,996
1,845	O’Reilly Automotive, Inc.(a)	2,187,801
7,189	PulteGroup, Inc.	782,882
14,893	Ross Stores, Inc.	2,252,864
14,235	Tesla, Inc.(a)	5,748,662
		27,633,796
	Consumer Staples - 5.2%
51,608	Altria Group, Inc.	2,698,582
7,768	Church & Dwight Company, Inc.	813,387
55,500	Coca-Cola Co. (The)	3,455,430
26,321	Colgate-Palmolive Company	2,392,842
4,124	Costco Wholesale Corp.	3,778,698
		13,138,939
	Energy - 3.6%
30,487	Baker Hughes, a GE Company	1,250,577
5,983	Diamondback Energy, Inc.	980,195
31,082	Exxon Mobil Corporation	3,343,491
27,944	Halliburton Company	759,797

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Energy - 3.6% (Continued)
8,800	Hess Corporation	$1,170,488
45,889	Schlumberger Ltd.	1,759,384
		9,263,932
	Financials - 10.7%
13,442	American Express Co.	3,989,451
3,082	Ameriprise Financial, Inc.	1,640,949
11,930	Arch Capital Group Ltd.(a)	1,101,736
85,898	Bank of America Corporation	3,775,217
9,603	Berkshire Hathaway, Inc., Class B(a)	4,352,848
11,983	Chubb Ltd.	3,310,902
7,550	Discover Financial Services	1,307,887
899	Everest Re Group Ltd.	325,852
20,577	Fifth Third Bancorp	869,996
22,961	Franklin Resources, Inc.	465,879
16,414	JPMorgan Chase & Co.	3,934,599
5,276	Raymond James Financial, Inc.	819,521
12,245	Synchrony Financial	795,925
9,745	W.R. Berkley Corporation	570,277
		27,261,039
	Health Care - 9.9%
62,123	Bristol-Myers Squibb Company	3,513,677
16,272	Cardinal Health, Inc.	1,924,489
16,312	Centene Corporation(a)	988,181
3,052	DaVita, Inc.(a)	456,427
4,072	Eli Lilly & Co.	3,143,584
37,753	Gilead Sciences, Inc.	3,487,245
6,597	HCA Healthcare, Inc.	1,980,089
35,103	Merck & Company, Inc.	3,492,045
3,420	Regeneron Pharmaceuticals, Inc.(a)	2,436,169
6,498	UnitedHealth Group, Inc.	3,287,079
2,712	Universal Health Services, Inc., Class B	486,587
		25,195,572
	Industrials - 8.0%
9,423	Caterpillar, Inc.	3,418,288

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Industrials - 8.0% (Continued)
10,712	Cintas Corp.	$1,957,082
4,250	Cummins, Inc.	1,481,550
7,867	Deere & Company	3,333,248
19,447	Delta Air Lines, Inc.	1,176,544
3,010	Jacobs Solutions, Inc.	402,196
16,599	PACCAR, Inc.	1,726,628
11,822	Rollins, Inc.	547,950
14,612	Southwest Airlines Company	491,255
1,799	TransDigm Group, Inc.(a)	2,279,837
9,830	United Airlines Holdings, Inc.(a)	954,493
2,103	United Rentals, Inc.(a)	1,481,437
5,375	Westinghouse Air Brake Technologies Corporation	1,019,046
		20,269,554
	Materials - 2.0%
5,687	Albemarle Corp.	489,537
7,989	Ecolab, Inc.	1,871,982
42,511	Newmont Corporation	1,582,259
4,107	Vulcan Materials Company	1,056,444
		5,000,222
	Real Estate - 2.1%
14,982	American Tower Corp. REIT	2,747,849
6,500	Extra Space Storage, Inc. REIT	972,400
9,581	Simon Property Group, Inc. REIT	1,649,944
		5,370,193
	Technology - 34.7%
2,890	Akamai Technologies, Inc.(a)	276,429
78,684	Apple, Inc.	19,704,047
24,654	Broadcom, Inc.	5,715,783
65,346	Cisco Systems, Inc.	3,868,483
13,239	CoStar Group, Inc.(a)	947,780
750	Fair Isaac Corporation(a)	1,493,198
4,732	Garmin Ltd.	976,022
2,441	Gartner, Inc.(a)	1,182,591
7,212	Gen Digital, Inc.	197,465

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Technology - 34.7% (Continued)
17,236	International Business Machines Corporation	$3,788,990
2,740	Intuit, Inc.	1,722,089
36,959	Microsoft Corp.	15,578,218
5,344	Motorola Solutions, Inc.	2,470,157
127,457	NVIDIA Corporation	17,116,202
11,590	ON Semiconductor Corporation(a)	730,750
20,012	Palo Alto Networks, Inc.(a)	3,641,384
9,837	Paychex, Inc.	1,379,344
31,787	PayPal Holdings, Inc.(a)	2,713,020
5,154	Qorvo, Inc.(a)	360,419
1,259	Tyler Technologies, Inc.(a)	725,990
12,856	Visa, Inc., Class A	4,063,011
		88,651,372
	Utilities - 2.0%
4,790	Alliant Energy Corporation	283,281
6,203	American Water Works Company, Inc.	772,211
24,900	Duke Energy Corporation	2,682,726
16,073	FirstEnergy Corporation	639,384
23,105	PPL Corporation	749,988
		5,127,590

	TOTAL COMMON STOCKS (Cost $240,566,567)	252,281,823

	EXCHANGE-TRADED FUNDS — 0.9%
	Equity - 0.9%
3,900	iShares Core S&P 500 ETF
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,284,322)	2,295,852

	TOTAL INVESTMENTS - 100.0% (Cost $242,850,889)	$254,577,675
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	53,532
	NET ASSETS - 100.0%	$254,631,207

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications - 15.8%
10,140	Alphabet, Inc., Class A	$1,919,502
4,847	Alphabet, Inc., Class C	923,063
169	Booking Holdings, Inc.	839,663
1,372	Expedia Group, Inc.(a)	255,645
4,640	Meta Platforms, Inc., Class A	2,716,765
1,834	Netflix, Inc.(a)	1,634,681
11,735	Uber Technologies, Inc.(a)	707,855
1,872	VeriSign, Inc.(a)	387,429
		9,384,603
	Consumer Discretionary - 12.8%
12,860	Amazon.com, Inc.(a)	2,821,356
1,921	D.R. Horton, Inc.	268,594
1,380	Darden Restaurants, Inc.	257,632
1,433	Deckers Outdoor Corporation(a)	291,028
1,386	Hilton Worldwide Holdings, Inc.(a)	342,564
4,668	Las Vegas Sands Corp.(a)	239,748
6,326	MGM Resorts International(a)	219,196
3,212	NIKE, Inc., Class B	243,052
245	O’Reilly Automotive, Inc.(a)	290,521
2,036	Ross Stores, Inc.	307,986
5,241	Tesla, Inc.(a)	2,116,525
2,766	Wynn Resorts Ltd.	238,319
		7,636,521
	Consumer Staples - 3.3%
2,294	Church & Dwight Company, Inc.	240,205
9,616	Coca-Cola Co. (The)	598,692
2,622	Colgate-Palmolive Company	238,366
977	Costco Wholesale Corp.	895,196
		1,972,459
	Energy - 1.1%
1,290	Diamondback Energy, Inc.	211,341
1,661	Hess Corporation	220,929
1,534	Marathon Petroleum Corporation	213,993
		646,263

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Financials - 3.1%
2,091	American Express Co.	$620,588
2,332	Arch Capital Group Ltd.(a)	215,360
2,133	Brown & Brown, Inc.	217,609
1,280	Discover Financial Services	221,734
553	Erie Indemnity Company, Class A	227,963
1,481	Marsh & McLennan Companies, Inc.	314,580
		1,817,834
	Health Care - 5.1%
1,852	Eli Lilly & Co.	1,429,744
1,073	IQVIA Holdings, Inc.(a)	210,855
1,484	UnitedHealth Group, Inc.	750,696
931	Vertex Pharmaceuticals, Inc.(a)	374,914
1,633	Zoetis, Inc.	266,065
		3,032,274
	Industrials - 4.7%
1,529	Caterpillar, Inc.	554,660
1,089	Cintas Corp.	198,960
861	Deere & Company	364,806
3,776	Delta Air Lines, Inc.	228,448
525	Parker-Hannifin Corporation	333,916
818	Rockwell Automation, Inc.	233,776
4,851	Rollins, Inc.	224,844
330	TransDigm Group, Inc.(a)	418,202
363	United Rentals, Inc.(a)	255,712
		2,813,324
	Materials - 1.1%
966	Ecolab, Inc.	226,353
685	Sherwin-Williams Company (The)	232,853
815	Vulcan Materials Company	209,642
		668,848
	Real Estate - 0.8%
1,259	American Tower Corp. REIT	230,913
1,355	Simon Property Group, Inc. REIT	233,345
		464,258

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Technology - 49.6%
2,605	Adobe, Inc.(a)	$1,158,391
3,333	Akamai Technologies, Inc.(a)	318,801
21,820	Apple, Inc.	5,464,164
13,461	Broadcom, Inc.	3,120,798
493	FactSet Research Systems, Inc.	236,778
201	Fair Isaac Corporation(a)	400,177
1,614	Fiserv, Inc.(a)	331,548
5,508	Fortinet, Inc.(a)	520,396
648	Gartner, Inc.(a)	313,937
2,018	Intuit, Inc.	1,268,313
1,710	Mastercard, Inc., Class A	900,434
10,456	Microsoft Corp.	4,407,204
32,825	NVIDIA Corporation	4,408,069
1,634	NXP Semiconductors N.V.	339,627
4,843	ON Semiconductor Corporation(a)	305,351
7,288	Oracle Corporation	1,214,472
5,462	Palo Alto Networks, Inc.(a)	993,866
1,595	Paychex, Inc.	223,651
881	S&P Global, Inc.	438,764
4,242	salesforce.com, Inc.	1,418,228
1,194	Synopsys, Inc.(a)	579,520
576	Tyler Technologies, Inc.(a)	332,145
2,415	Visa, Inc., Class A	763,237
		29,457,871
	Utilities - 0.4%
1,002	Constellation Energy Corp.	224,157

	TOTAL COMMON STOCKS (Cost $55,251,861)	58,118,412

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
2,895	iShares Russell 1000 Growth ETF	1,162,575

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0% (Continued)
	Equity - 2.0% (Continued)
416	iShares S&P500 Growth Index Fund	$42,236
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,150,074)	1,204,811

	TOTAL INVESTMENTS - 99.8% (Cost $56,401,935)	$59,323,223
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	130,981
	NET ASSETS - 100.0%	$59,454,204

(a)	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Communications - 2.4%
13,656	Expedia Group, Inc.(a)	$2,544,522
24,257	New York Times Company (The), Class A	1,262,577
		3,807,099
	Consumer Discretionary - 12.2%
7,069	Abercrombie & Fitch Company, Class A	1,056,604
6,137	Autoliv, Inc.	575,589
9,974	Boyd Gaming Corporation(a)	723,514
4,490	Churchill Downs, Inc.	599,595
2,374	Columbia Sportswear Company	199,250
8,568	Crocs, Inc.(a)	938,453
14,894	Deckers Outdoor Corporation(a)	3,024,821
4,354	Dick’s Sporting Goods, Inc.	996,369
21,917	Gentex Corporation	629,675
4,441	Grand Canyon Education, Inc.(a)	727,436
12,624	Light & Wonder, Inc.(a)	1,090,461
2,909	Ralph Lauren Corporation	671,921
2,493	Scotts Miracle-Gro Company (The)	165,386
18,894	Skechers U.S.A., Inc., Class A(a)	1,270,433
23,342	Tempur Sealy International, Inc.	1,323,258
9,741	Texas Roadhouse, Inc.	1,757,568
14,849	Toll Brothers, Inc.	1,870,232
6,990	Travel + Leisure Company	352,646
1,791	Visteon Corporation(a)	158,898
4,184	Wingstop, Inc.(a)	1,189,092
		19,321,201
	Consumer Staples - 2.4%
5,411	Casey’s General Stores, Inc.	2,144,000
7,207	e.l.f. Beauty, Inc.(a)	904,839
6,151	Sprouts Farmers Market, Inc.(a)	781,608
		3,830,447
	Energy - 7.1%
54,324	APA Corp.	1,254,341
8,969	Chord Energy Corporation	1,048,655
13,451	Civitas Resources, Inc.	616,997

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Energy - 7.1% (Continued)
10,546	ConocoPhillips	$1,045,847
68,038	Coterra Energy, Inc.	1,737,690
9,023	DT Midstream, Inc.	897,157
17,342	Matador Resources Company(a)	975,661
39,355	Ovintiv, Inc.	1,593,878
91,710	Permian Resources Corporation	1,318,791
10,821	Weatherford International plc	775,108
		11,264,125
	Financials - 10.4%
21,111	Brown & Brown, Inc.	2,153,744
4,060	Cullen/Frost Bankers, Inc.	545,055
14,187	Discover Financial Services	2,457,614
11,472	East West Bancorp, Inc.	1,098,559
25,749	Equitable Holdings, Inc. (a)	1,214,580
3,645	Evercore, Inc., Class A	1,010,358
6,128	Hamilton Lane, Inc., Class A(a)	907,250
7,915	Houlihan Lokey, Inc.	1,374,519
9,512	Interactive Brokers Group, Inc., Class A	1,680,485
3,289	Kinsale Capital Group, Inc.	1,529,813
14,603	MGIC Investment Corp.	346,237
4,380	RenaissanceRe Holdings Ltd.	1,089,788
14,752	Ryan Specialty Group Holdings, Inc.(a)	946,488
		16,354,490
	Health Care - 10.8%
41,860	Avantor, Inc.(a)	881,990
15,781	BioMarin Pharmaceutical, Inc.(a)	1,037,285
3,535	DaVita, Inc.(a)	528,659
33,831	DexCom, Inc.(a)	2,631,037
6,533	Encompass Health Corporation	603,323
8,387	Ensign Group, Inc. (The)	1,114,297
41,811	Exelixis, Inc.(a)	1,392,307
19,036	Halozyme Therapeutics, Inc.(a)	910,111
9,970	Lantheus Holdings, Inc.(a)	891,916
3,814	Medpace Holdings, Inc.(a)	1,267,125

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Health Care - 10.8% (Continued)
15,056	Neurocrine Biosciences, Inc.(a)	$2,055,145
5,657	Penumbra, Inc.(a)	1,343,424
11,441	Sarepta Therapeutics, Inc.(a)	1,391,111
2,992	United Therapeutics Corporation(a)	1,055,697
		17,103,427
	Industrials - 25.9%
4,525	Allegion plc	591,327
40,935	American Airlines Group, Inc.	713,497
5,680	Applied Industrial Technologies, Inc.	1,360,190
13,207	BWX Technologies, Inc.	1,471,128
7,482	Clean Harbors, Inc.(a)	1,721,908
5,189	Comfort Systems USA, Inc.	2,200,447
16,184	Core & Main, Inc., Class A(a)	823,927
3,647	Curtiss-Wright Corporation	1,294,211
10,080	Donaldson Company, Inc.	678,888
4,991	EMCOR Group, Inc.	2,265,415
8,389	Esab Corp.	1,006,177
25,036	Graco, Inc.	2,110,284
20,414	H&R Block, Inc.	1,078,676
12,086	ITT, Inc.	1,726,848
4,036	Lennox International, Inc.	2,459,135
8,343	Lincoln Electric Holdings, Inc.	1,564,062
2,597	Littelfuse, Inc.	611,983
21,364	NEXTracker, Inc., Class A(a)	780,427
3,081	Novanta, Inc.(a)	470,684
24,024	nVent Electric plc	1,637,476
27,121	RB Global, Inc.	2,446,586
4,271	RBC Bearings, Inc.(a)	1,277,627
3,304	Snap-on, Inc.	1,121,642
38,635	Tetra Tech, Inc.	1,539,218
4,341	TopBuild Corporation(a)	1,351,527
22,807	Vontier Corp.	831,771
4,796	Watsco, Inc.	2,272,776
4,100	Watts Water Technologies, Inc., Class A	833,530

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Industrials - 25.9% (Continued)
8,639	Woodward, Inc.	$1,437,702
8,109	XPO Logistics, Inc.(a)	1,063,495
		40,742,564
	Materials - 4.5%
5,724	AptarGroup, Inc.	899,240
32,268	Axalta Coating Systems Ltd.(a)	1,104,211
15,333	Celanese Corporation	1,061,197
4,990	Eagle Materials, Inc.	1,231,332
5,882	Louisiana-Pacific Corporation	609,081
10,242	RPM International, Inc.	1,260,381
6,113	Simpson Manufacturing Company, Inc.	1,013,719
		7,179,161
	Real Estate - 6.7%
27,510	American Homes 4 Rent, Class A REIT	1,029,424
13,160	Digital Realty Trust, Inc. REIT	2,333,664
17,605	Equity LifeStyle Properties, Inc. REIT	1,172,493
17,428	Gaming and Leisure Properties, Inc. REIT	839,332
7,385	Lamar Advertising Company, Class A REIT	899,050
13,211	Simon Property Group, Inc. REIT	2,275,066
1,893	Texas Pacific Land Corp. REIT	2,093,582
		10,642,611
	Technology - 15.9%
9,933	Akamai Technologies, Inc.(a)	950,091
8,775	Altair Engineering, Inc., Class A(a)	957,440
3,412	AppFolio, Inc., Class A(a)	841,809
9,199	Broadridge Financial Solutions, Inc.	2,079,802
4,547	Cirrus Logic, Inc.(a)	452,790
3,849	CommVault Systems, Inc.(a)	580,853
35,389	Dropbox, Inc., CLASS A(a)	1,063,086
5,440	DUOLINGO(a)	1,763,811
5,253	Fabrinet(a)	1,155,030
20,065	Lattice Semiconductor Corporation(a)	1,136,683
8,758	Manhattan Associates, Inc.(a)	2,366,761
15,983	Paychex, Inc.	2,241,136

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Technology - 15.9% (Continued)
2,966	Paycom Software, Inc.(a)	$607,941
6,462	Paylocity Holding Corporation(a)	1,288,975
45,385	Pure Storage, Inc., Class A(a)	2,788,001
5,531	Qualys, Inc.(a)	775,557
64,594	Super Micro Computer, Inc.(a)	1,968,825
6,517	Universal Display Corporation(a)	952,785
6,064	WEX, Inc.(a)	1,063,140
		25,034,516

	TOTAL COMMON STOCKS (Cost $157,462,206)	155,279,641

	EXCHANGE-TRADED FUNDS — 1.4%
	Equity - 1.4%
17,634	iShares Russell Mid-Cap Growth ETF
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,141,795)	2,235,110

	TOTAL INVESTMENTS - 99.7% (Cost $159,604,001)	$157,514,751
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	460,215
	NET ASSETS - 100.0%	$157,974,966

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7%
	Communications - 2.3%
17,831	EchoStar Corporation, Class A(a)	$408,330
6,693	IAC, Inc.(a)	288,736
8,712	Iridium Communications, Inc.	252,822
6,049	John Wiley & Sons, Inc., Class A	264,402
		1,214,290
	Consumer Discretionary - 13.2%
9,050	Advance Auto Parts, Inc.	427,974
1,489	Asbury Automotive Group, Inc.(a)	361,872
4,344	Autoliv, Inc.	407,424
34,817	Bath & Body Works, Inc.	1,349,854
3,436	Brinker International, Inc.	454,548
3,849	Brunswick Corporation	248,953
8,894	Etsy, Inc.(a)	470,404
12,626	Gentex Corporation	362,745
42,738	Goodyear Tire & Rubber Company (The)	384,642
51,490	Hanesbrands, Inc.(a)	419,129
5,333	KB Home	350,485
17,164	Kohl’s Corporation	240,983
14,342	Nordstrom, Inc.	346,359
2,822	Penske Automotive Group, Inc.	430,185
8,677	Revelyst, Inc.(a)	166,859
3,864	Scotts Miracle-Gro Company (The)	256,338
1,939	Vail Resorts, Inc.	363,466
		7,042,220
	Consumer Staples - 4.9%
711	Boston Beer Company, Inc. (The), Class A(a)	213,286
5,082	Chefs’ Warehouse, Inc. (The)(a)	250,644
16,476	Grocery Outlet Holding Corp(a)	257,190
30,665	IES Holdings, Inc.(a)	741,480
1,464	Lancaster Colony Corporation	253,477
5,484	Pilgrim’s Pride Corporation(a)	248,919
4,041	PriceSmart, Inc.	372,459
7,084	TreeHouse Foods, Inc.(a)	248,861
		2,586,316

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Energy - 2.5%
5,226	DT Midstream, Inc.	$519,621
12,582	Murphy Oil Corporation	380,731
16,920	PBF Energy, Inc., Class A	449,227
		1,349,579
	Financials - 27.6%
12,002	Air Lease Corporation	578,617
9,490	Ameris Bancorp	593,790
28,669	Arbor Realty Trust, Inc.	397,066
10,800	BankUnited, Inc.	412,236
7,204	Bread Financial Holdings, Inc.(a)	439,876
8,952	Brighthouse Financial, Inc.(a)	430,054
19,368	Comerica, Inc.	1,197,910
7,240	Community Bank System, Inc.	446,563
19,483	CVB Financial Corporation	417,131
3,873	Enova International, Inc.(a)	371,343
1,598	Evercore, Inc., Class A	442,950
11,217	Federated Investors, Inc.	461,131
11,459	First Financial Bankshares, Inc.	413,097
18,319	First Hawaiian, Inc.	475,378
45,785	Flagstar Financial Inc	427,174
26,047	Fulton Financial Corporation	502,186
3,343	GATX Corporation	518,031
6,265	Independent Bank Corporation	402,150
23,508	Lincoln National Corp.	745,438
9,644	Mr. Cooper Group, Inc.(a)	925,920
1,192	Piper Sandler Companies	357,540
10,494	Radian Group, Inc.	332,870
2,141	RLI Corporation	352,901
12,382	Seacoast Banking Corporation of Florida	340,876
4,026	Selective Insurance Group, Inc.	376,512
3,986	ServisFirst Bancshares, Inc.	337,774
19,437	SLM Corporation(a)	536,072
6,690	StepStone Group, Inc., Class A(a)	387,217
17,322	United Community Banks, Inc.	559,674

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Financials - 27.6% (Continued)
12,101	Virtu Financial, Inc., Class A	$431,764
		14,611,241
	Health Care - 6.6%
6,508	Bruker Corporation	381,499
11,120	Concentra Group Holdings Parent, Inc.	219,954
23,187	Envista Holdings Corporation(a)	447,277
3,728	ICU Medical, Inc.(a)	578,475
2,420	Masimo Corporation(a)	400,026
28,164	Neogen Corporation(a)	341,911
36,044	Organon & Co.	537,776
3,000	Sarepta Therapeutics, Inc.(a)	364,770
13,781	Select Medical Holdings Corporation	259,771
		3,531,459
	Industrials - 14.7%
9,300	ABM Industries, Inc.	475,974
17,360	Alaska Air Group, Inc.(a)	1,124,060
2,965	Arcosa, Inc.(a)	286,834
11,958	Avista Corporation	438,021
4,809	Dycom Industries, Inc.(a)	837,055
3,795	Exponent, Inc.	338,135
20,682	Gates Industrial Corp plc(a)	425,429
6,789	GXO Logistics, Inc.(a)	295,322
6,574	Hexcel Corporation	412,190
3,171	Itron, Inc.(a)	344,307
55,017	JetBlue Airways Corporation(a)	432,433
11,412	Kennametal, Inc.	274,116
1,126	Littelfuse, Inc.	265,342
2,234	Novanta, Inc.(a)	341,288
5,005	Robert Half International, Inc.	352,652
5,881	Timken Company (The)	419,727
9,153	Werner Enterprises, Inc.	328,776
12,061	Zurn Elkay Water Solutions Corporation	449,875
		7,841,536

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Materials - 4.2%
62,707	Arcadium Lithium plc(a)	$321,687
2,163	Balchem Corporation	352,557
1,925	Boise Cascade Company	228,806
2,709	Cabot Corporation	247,359
4,245	H.B. Fuller Company	286,453
3,311	Louisiana-Pacific Corporation	342,854
12,944	Sealed Air Corporation	437,896
		2,217,612
	Real Estate - 11.3%
15,469	Acadia Realty Trust REIT	373,731
10,279	Corporate Office Properties Trust REIT	318,135
25,831	Douglas Emmett, Inc. REIT	479,423
2,836	EastGroup Properties, Inc. REIT	455,150
12,938	Essential Properties Realty Trust, Inc. REIT	404,701
21,077	GEO Group, Inc. (The) REIT	589,735
17,043	HA Sustainable Infrastracture Capital, Inc. REIT	457,264
16,635	Highwoods Properties, Inc. REIT	508,699
44,304	Lexington Realty Trust REIT	359,748
31,547	Macerich Company (The) REIT	628,416
10,789	PotlatchDeltic Corporation REIT	423,468
12,459	Rayonier, Inc. REIT	325,180
9,790	SL Green Realty Corporation REIT	664,936
		5,988,586
	Technology - 10.6%
5,670	ACI Worldwide, Inc.(a)	294,330
16,621	Allegro MicroSystems, Inc.(a)	363,335
1,992	Aspen Technology, Inc.(a)	497,262
3,780	Cirrus Logic, Inc.(a)	376,413
2,227	CommVault Systems, Inc.(a)	336,077
7,465	Concentrix Corporation	323,011
9,087	Doximity, Inc., Class A	485,155
9,619	ExlService Holdings, Inc.(a)	426,891
1,789	Insight Enterprises, Inc.(a)	272,107
2,167	Plexus Corporation(a)	339,092

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Technology - 10.6% (Continued)
4,595	Qorvo, Inc.(a)	$321,328
7,681	Sanmina Corporation(a)	581,221
6,233	Semtech Corporation(a)	385,511
6,706	Ziff Davis, Inc.(a)	364,404
26,510	ZoomInfo Technologies, Inc., Class A(a)	278,620
		5,644,757
	Utilities - 0.8%
2,631	American States Water Company	204,481
5,368	California Water Service Group	243,332
		447,813

	TOTAL COMMON STOCKS (Cost $51,886,860)	52,475,409

	EXCHANGE-TRADED FUNDS — 0.6%
	Equity - 0.6%
2,076	iShares Russell 2000 Value ETF
	TOTAL EXCHANGE-TRADED FUNDS (Cost $225,514)	340,817

	PREFERRED STOCKS — 0.0%(b)
	Energy - 0.0%(b)
116,667	Thermoenergy Corp(a)(c)
	TOTAL PREFERRED STOCKS (Cost $111,410)	–

	TOTAL INVESTMENTS - 99.3% (Cost $52,223,784)	$52,816,226
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	377,611
	NET ASSETS - 100.0%	$53,193,837

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	Communications - 1.6%
2,419	Cogent Communications Holdings, Inc.	$186,432
1,640	TKO Group Holdings Inc.	233,061
		419,493
	Consumer Discretionary - 17.9%
1,961	Adtalem Global Education, Inc.(a)	178,157
10,136	American Eagle Outfitters, Inc.	168,968
2,421	Armstrong World Industries, Inc.	342,160
547	Asbury Automotive Group, Inc.(a)	132,937
2,271	Brunswick Corporation	146,888
482	Cavco Industries, Inc.(a)	215,082
5,912	Cinemark Holdings, Inc.(a)	183,154
2,940	Etsy, Inc.(a)	155,497
2,280	GMS, Inc.(a)	193,412
1,647	Grand Canyon Education, Inc.(a)	269,778
713	Group 1 Automotive, Inc.	300,516
1,624	M/I Homes, Inc.(a)	215,911
949	Madison Square Garden Sports(a)	214,170
8,201	Mattel, Inc.	145,404
2,182	Meritage Homes Corporation(a)	335,636
2,063	Shake Shack, Inc., Class A(a)	267,777
1,995	Skyline Champion Corporation(a)	175,760
4,174	Steven Madden Ltd.	177,478
2,427	Stride, Inc.(a)	252,238
2,722	Travel + Leisure Company	137,325
3,263	TRI Pointe Homes, Inc.(a)	118,316
3,159	Urban Outfitters, Inc.(a)	173,366
3,136	YETI Holdings, Inc.(a)	120,767
		4,620,697
	Consumer Staples - 2.2%
2,341	Cal-Maine Foods, Inc.	240,936
20,725	Coty, Inc., Class A	144,246
1,364	Ingredion, Inc.	187,632
		572,814

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Energy - 6.9%
11,286	Antero Midstream Corporation	$170,306
9,730	Archrock, Inc.	242,179
7,551	ChampionX Corp.	205,312
9,804	Liberty Oilfield Services, Inc., Class A	195,002
11,022	Magnolia Oil & Gas Corporation, Class A	257,694
5,887	Northern Oil and Gas, Inc.	218,761
5,963	Oceaneering International, Inc.(a)	155,515
2,796	Tidewater, Inc.(a)	152,969
3,989	Valaris Limited(a)	176,474
		1,774,212
	Financials - 10.6%
1,670	Assured Guaranty Ltd.	150,317
1,894	Axos Financial, Inc.(a)	132,296
2,646	Bancorp, Inc. (The)(a)	139,259
3,090	Bank OZK	137,598
12,201	BCG Group, Inc, Class A(a)	110,541
2,823	Commerce Bancshares, Inc.	175,901
1,510	Cullen/Frost Bankers, Inc.	202,717
9,061	First BanCorp.	168,443
2,245	FirstCash Holdings, Inc.	232,582
1,376	Goosehead Insurance, Inc., Class A(a)	147,535
2,523	Hancock Whitney Corporation	138,059
5,545	MGIC Investment Corp.	131,472
2,928	NMI Holdings, Inc.(a)	107,633
435	Piper Sandler Companies	130,478
4,570	Radian Group, Inc.	144,961
1,895	Selective Insurance Group, Inc.	177,220
1,790	ServisFirst Bancshares, Inc.	151,685
2,228	Voya Financial, Inc.	153,353
		2,732,050
	Health Care - 12.9%
12,873	Adma Biologics, Inc.(a)	220,772
3,806	Bruker Corporation	223,108
3,520	Corcept Therapeutics, Inc.(a)	177,373

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Health Care - 12.9% (Continued)
3,007	Glaukos Corporation(a)	$450,869
1,265	Inspire Medical Systems, Inc.(a)	234,506
1,878	Integer Holdings Corporation(a)	248,873
1,482	Jazz Pharmaceuticals plc(a)	182,508
89	Ligand Parmaceuticals, Inc.(a)(b)	–
89	Ligand Parmaceuticals, Inc.(a)(b)	–
1,551	Masimo Corporation(a)	256,380
1,982	Merit Medical Systems, Inc.(a)	191,699
5,937	Mural Oncology PLC(a)	170,748
6,389	Option Care Health, Inc.(a)	148,225
3,722	RadNet, Inc.(a)	259,944
16,023	roivant sciences ltd(a)	189,552
7,082	TG Therapeutics, Inc.(a)	213,168
2,842	TransMedics Group, Inc.(a)	177,199
		3,344,924
	Industrials - 19.5%
1,319	Advanced Energy Industries, Inc.	152,516
1,622	AeroVironment, Inc.(a)	249,610
2,795	Alarm.com Holdings, Inc.(a)	169,936
4,575	Alaska Air Group, Inc.(a)	296,231
1,671	Badger Meter, Inc.	354,453
2,417	Cactus, Inc., Class A	141,056
937	CSW Industrials, Inc.	330,574
1,025	Dycom Industries, Inc.(a)	178,411
1,506	ESCO Technologies, Inc.	200,614
3,551	Federal Signal Corporation	328,077
3,311	Flowserve Corporation	190,449
2,396	Franklin Electric Company, Inc.	233,490
4,387	frontdoor, inc.(a)	239,837
1,431	Installed Building Products, Inc.	250,783
1,939	Matson, Inc.	261,455
1,546	Middleby Corporation (The)(a)	209,406
1,646	Moog, Inc., Class A	323,998
1,177	Novanta, Inc.(a)	179,810
1,919	Parsons Corp (a)	177,028
2,624	SPX Technologies, Inc.(a)	381,844

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Industrials - 19.5% (Continued)
5,155	Zurn Elkay Water Solutions Corporation	$192,282
		5,041,860
	Materials - 8.3%
37,990	Arcadium Lithium plc(a)	194,888
7,811	ATI, Inc.(a)	429,917
1,061	Balchem Corporation	172,938
2,280	Boise Cascade Company	271,001
2,736	Carpenter Technology Corporation	464,327
2,402	Louisiana-Pacific Corporation	248,727
2,946	Warrior Met Coal, Inc.	159,791
797	WD-40 Company	193,416
		2,135,005
	Real Estate - 5.1%
12,617	Apple Hospitality, Inc. REIT	193,671
7,641	Brixmor Property Group, Inc. REIT	212,725
3,680	First Industrial Realty Trust, Inc. REIT	184,478
3,926	National Retail Properties, Inc. REIT	160,377
4,807	Rexford Industrial Realty, Inc. REIT	185,839
5,089	STAG Industrial, Inc. REIT	172,110
6,248	Tanger Inc. REIT	213,245
		1,322,445
	Technology - 13.8%
3,697	ACI Worldwide, Inc.(a)	191,911
756	Aspen Technology, Inc.(a)	188,720
1,871	Axcelis Technologies, Inc.(a)	130,727
5,054	Box, Inc., Class A(a)	159,706
3,323	Ciena Corp.(a)	281,824
1,869	Cirrus Logic, Inc.(a)	186,115
1,249	CommVault Systems, Inc.(a)	188,487
1,334	Euronet Worldwide, Inc.(a)	137,189
4,986	ExlService Holdings, Inc.(a)	221,279
2,591	HealthEquity, Inc.(a)	248,606
1,051	Insight Enterprises, Inc.(a)	159,857
1,431	InterDigital, Inc.	277,213

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Technology - 13.8% (Continued)
15,821	Marathon Digital Holdings, Inc.(a)	$265,318
2,525	MAXIMUS, Inc.	188,491
1,854	MKS Instruments, Inc.	193,539
2,456	Progress Software Corporation	160,008
2,103	SPS Commerce, Inc.(a)	386,932
		3,565,922
	Utilities - 0.6%
1,139	American States Water Company	88,523
1,364	California Water Service Group	61,830
		150,353

	TOTAL COMMON STOCKS (Cost $25,786,390)	25,679,775

	TOTAL INVESTMENTS - 99.4% (Cost $25,786,390)	$25,679,775
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	132,143
	NET ASSETS - 100.0%	$25,811,918

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Communications - 2.1%
19,266	Match Group, Inc.(a)	$630,191
14,757	Omnicom Group, Inc.	1,269,692
32,178	Telephone & Data Systems, Inc.	1,097,592
		2,997,475
	Consumer Discretionary - 11.7%
25,951	Advance Auto Parts, Inc.	1,227,223
13,502	Autoliv, Inc.	1,266,353
14,773	Brinker International, Inc.	1,954,320
12,912	Century Communities, Inc.	947,224
8,926	Darden Restaurants, Inc.	1,666,395
10,220	Dick’s Sporting Goods, Inc.	2,338,744
29,593	Etsy, Inc.(a)	1,565,174
26,835	Harley-Davidson, Inc.	808,539
11,640	Lear Corporation	1,102,308
16,418	MGM Resorts International(a)	568,884
30,234	MillerKnoll, Inc.	682,986
38,436	Mister Car Wash, Inc.(a)	280,198
17,837	Nordstrom, Inc.	430,764
3,725	Penske Automotive Group, Inc.	567,839
9,117	Shoe Carnival, Inc.	301,590
6,163	Sonic Automotive, Inc., Class A	390,426
12,645	Travel + Leisure Company	637,940
		16,736,907
	Consumer Staples - 5.1%
22,738	BellRing Brands, Inc.(a)	1,713,080
15,316	Chefs’ Warehouse, Inc. (The)(a)	755,385
38,865	Conagra Brands, Inc.	1,078,504
37,780	Flowers Foods, Inc.	780,535
12,388	Ingredion, Inc.	1,704,093
8,405	MGP Ingredients, Inc.	330,905
94,064	Payoneer Global, Inc.(a)	944,403
		7,306,905
	Energy - 3.1%
10,544	ConocoPhillips	1,045,648

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Energy - 3.1% (Continued)
672,346	HydroGen Corporation(a)(b)	$–
27,291	Murphy Oil Corporation	825,826
74,793	Nov, Inc.(a)	1,091,978
137,571	Patterson-UTI Energy, Inc.	1,136,337
32,561	ProPetro Holding Corporation(a)	303,794
		4,403,583
	Financials - 19.0%
14,017	American Financial Group, Inc.	1,919,348
54,459	Apollo Commercial Real Estate Finance, Inc.	471,615
21,578	Axos Financial, Inc.(a)	1,507,224
17,335	Brown & Brown, Inc.	1,768,517
3,279	Everest Re Group Ltd.	1,188,506
20,569	EZCORP, Inc., Class A(a)	251,353
43,330	First Commonwealth Financial Corporation	733,144
90,985	First Horizon National Corporation	1,832,439
77,641	Fulton Financial Corporation	1,496,918
14,683	Interactive Brokers Group, Inc., Class A	2,594,045
19,665	NBT Bancorp, Inc.	939,200
34,782	NMI Holdings, Inc.(a)	1,278,586
10,248	Reinsurance Group of America, Inc.	2,189,279
11,584	Selective Insurance Group, Inc.	1,083,336
17,369	Stifel Financial Corporation(a)	1,842,504
11,092	StoneX Group, Inc.(a)	1,086,683
10,803	Trupanion, Inc.(a)	520,705
30,760	Unum Group	2,246,402
10,581	Westamerica BanCorporation	555,079
21,463	Western Alliance Bancorp.	1,793,019
		27,297,902
	Health Care - 7.7%
7,689	Addus HomeCare Corporation(a)	963,816
15,577	Artivion, Inc.	445,346
26,920	DexCom, Inc.(a)	2,093,569
19,400	Encompass Health Corporation	1,791,590
14,348	Harmony Biosciences Holdings, Inc.(a)	493,715

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Health Care - 7.7% (Continued)
5,118	Insulet Corporation(a)	$1,336,156
15,606	Sarepta Therapeutics, Inc.(a)	1,897,534
15,505	Tenet Healthcare Corporation(a)	1,957,196
		10,978,922
	Industrials - 15.5%
25,794	ABM Industries, Inc.	1,320,137
16,009	Albany International Corporation, Class A	1,280,240
33,179	Avista Corporation	1,215,347
24,743	Cactus, Inc., Class A	1,444,001
6,272	Curtiss-Wright Corporation	2,225,744
78,440	Gates Industrial Corp plc(a)	1,613,511
8,407	Heidrick & Struggles International, Inc.	372,514
8,565	Jacobs Solutions, Inc.	1,144,455
10,565	Kirby Corporation(a)	1,117,777
30,995	Knight-Swift Transportation Holdings, Inc.	1,643,975
9,177	MSC Industrial Direct Company, Inc., Class A	685,430
11,509	Oshkosh Corporation	1,094,161
3,479	Parker-Hannifin Corporation	2,212,748
8,686	Parsons Corp(a)	801,284
12,358	Regal Beloit Corporation	1,917,097
22,424	Rollins, Inc.	1,039,352
33,298	Trinity Industries, Inc.	1,168,760
		22,296,533
	Materials - 7.3%
8,745	Albemarle Corp.	752,770
11,948	AptarGroup, Inc.	1,877,031
40,872	Arcadium Lithium plc(a)	209,673
17,818	Avient Corp.	728,043
8,411	Balchem Corporation	1,370,951
24,043	Mativ Holdings, Inc.	262,069
13,318	Minerals Technologies, Inc.	1,014,965
16,839	RPM International, Inc.	2,072,207
8,444	Vulcan Materials Company	2,172,050
		10,459,759

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Real Estate - 13.2%
18,821	Agree Realty Corporation REIT	$1,325,940
19,077	American Assets Trust, Inc. REIT	500,962
54,427	American Homes 4 Rent, Class A REIT	2,036,658
46,626	CareTrust, Inc. REIT	1,261,233
43,389	CubeSmart REIT	1,859,219
14,867	EPR Properties REIT	658,311
31,192	Equity LifeStyle Properties, Inc. REIT	2,077,386
39,568	Four Corners Property Trust, Inc. REIT	1,073,876
20,221	Getty Realty Corporation REIT	609,259
42,167	HA Sustainable Infrastructure Capital, Inc. REIT	1,131,341
8,001	Jones Lang LaSalle, Inc.(a) REIT(a)	2,025,373
35,713	National Retail Properties, Inc. REIT	1,458,876
47,498	Rexford Industrial Realty, Inc. REIT	1,836,273
69,276	SITE Centers Corp REIT	1,059,230
		18,913,937
	Technology - 10.9%
11,034	Akamai Technologies, Inc.(a)	1,055,403
29,352	Allegro MicroSystems, Inc.(a)	641,635
8,600	Broadridge Financial Solutions, Inc.	1,944,374
3,763	CACI International, Inc., Class A(a)	1,520,478
24,535	Calix, Inc.(a)	855,535
25,803	Ciena Corp.(a)	2,188,353
35,396	Clear Secure, Inc.	942,949
22,570	Coherent Corp.(a)	2,138,055
13,778	Digi International, Inc.(a)	416,509
7,772	Euronet Worldwide, Inc.(a)	799,272
12,077	MAXIMUS, Inc.	901,548
29,552	ON Semiconductor Corporation(a)	1,863,254
23,248	SolarWinds Corp.(a)	331,284
		15,598,649
	Utilities - 4.0%
25,376	California Water Service Group	1,150,294
17,252	Evergy, Inc.	1,061,861
38,018	OGE Energy Corporation	1,568,242

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Utilities - 4.0% (Continued)
9,802	Ormat Technologies, Inc.	$663,791
8,379	Pinnacle West Capital Corporation	710,288
12,594	SJW Group	619,877
		5,774,353

	TOTAL COMMON STOCKS (Cost $139,512,389)	142,764,925

	PREFERRED STOCKS — 0.0%(c)
	Energy - 0.0%(c)
308,333	Thermoenergy Corp (a)(b)
	TOTAL PREFERRED STOCKS (Cost $294,438)	–

	TOTAL INVESTMENTS - 99.6% (Cost $139,806,827)	$142,764,925
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	637,011
	NET ASSETS - 100.0%	$143,401,936

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Percentage rounds to less than 0.1%.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	Communications - 4.3%
17,719	Comcast Corp., Class A	$664,994
10,200	KDDI Corporation	326,838
115,873	Koninklijke KPN N.V.	421,935
7,142	Omnicom Group, Inc.	614,498
30,402	Orange S.A.	303,233
252,600	SoftBank Corporation	319,299
28,976	Tele2 AB, B Shares	286,121
19,888	TELUS Corporation	269,611
3,371	T-Mobile US, Inc.	744,081
3,987	VeriSign, Inc.(a)	825,150
		4,775,760
	Consumer Discretionary - 7.5%
8,477	Cie Generale des Etablissements Michelin	279,259
900	Fast Retailing Company Limited	307,834
2,024	Games Workshop Group plc	337,274
14,511	General Motors Company	773,001
2,815	InterContinental Hotels Group plc	350,809
25,100	Isuzu Motors Ltd.	344,316
4,246	Lennar Corporation, Class A	579,027
19,295	LKQ Corporation	709,091
375	LVMH Moet Hennessy Louis Vuitton SE	246,879
2,618	McDonald’s Corp.	758,932
6,600	McDonald’s Holding NPV	259,636
5,250	Mercedes-Benz Group AG	292,603
18,672	MGM Resorts International(a)	646,985
621	O’Reilly Automotive, Inc.(a)	736,382
4,473	Restaurant Brands International, Inc.	291,492
12,380	Sekisui House Ltd	297,559
33,200	Suzuki Motor Corporation	377,678
6,631	TJX Cos., Inc. (The)	801,091
		8,389,848
	Consumer Staples - 10.9%
12,800	Aeon Co. Ltd.	300,576
14,073	Altria Group, Inc.	735,877

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Consumer Staples - 10.9% (Continued)
8,662	British American Tobacco plc	$312,324
11,692	Coca-Cola Co. (The)	727,944
4,094	Coca-Cola European Partners plc	314,460
7,876	Colgate-Palmolive Company	716,007
1,003	Costco Wholesale Corp.	919,019
4,545	Danone S.A.	306,609
7,195	Essity Aktiebolag AB, Class B	192,297
9,961	Imperial Brands plc	318,382
11,100	Japan Tobacco, Inc.	287,815
5,550	Kimberly-Clark Corp.	727,272
13,581	Koninklijke Ahold Delhaize N.V.	443,040
3,171	Nestle S.A.	261,679
4,598	PepsiCo, Inc.	699,172
5,745	Philip Morris International, Inc.	691,411
5,617	Procter & Gamble Co. (The)	941,690
21,770	The Kraft Heinz Company	668,557
5,059	Unilever plc	288,058
77,415	Walgreens Boots Alliance, Inc.	722,282
16,487	Walmart, Inc.	1,489,600
		12,064,071
	Energy - 4.8%
6,618	Chevron Corporation	958,551
7,319	DCC plc	470,988
17,323	Exxon Mobil Corporation	1,863,435
4,979	Marathon Petroleum Corporation	694,571
6,071	Phillips 66	691,669
5,743	Valero Energy Corp.	704,034
		5,383,248
	Financials - 24.1%
610	Allianz SE	186,987
2,732	American Express Co.	810,830
7,541	Assicurazioni Generali SpA	213,035
7,656	AXA S.A.	272,199
25,550	Banco Santander S.A.	118,168

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Financials - 24.1% (Continued)
25,541	Bank of America Corporation	$1,122,527
9,920	Bank of New York Mellon Corporation (The)	762,154
6,336	Bank of Nova Scotia (The)	340,182
7,188	Berkshire Hathaway, Inc., Class B(a)	3,258,177
4,339	BNP Paribas	266,192
6,679	Brown & Brown, Inc.	681,392
4,540	Capital One Financial Corporation	809,573
2,687	Chubb Ltd.	742,417
11,793	Citigroup, Inc.	830,109
7,737	Danske Bank A/S	218,918
1,391	Deutsche Boerse AG	320,479
4,696	Discover Financial Services	813,488
19,141	DNB Bank ASA	381,492
1,983	Everest Re Group Ltd.	718,758
3,293	Exor N.V.	302,077
34,143	Franklin Resources, Inc.	692,762
1,472	Goldman Sachs Group, Inc. (The)	842,897
1,230	Hannover Rueck SE	307,596
34,242	HSBC Holdings plc	336,658
20,871	ING Groep N.V.	327,130
52,530	Intesa Sanpaolo SpA	210,218
36,900	JAPAN POST HOLDINGS CO LT	349,534
10,861	JPMorgan Chase & Co.	2,603,490
30,900	Mitsubishi UFJ Financial Group, Inc.	362,511
15,700	Mizuho Financial Group, Inc.	386,436
3,302	National Bank of Canada	300,965
7,540	Nn Group Nv	328,611
42,421	Nordea Bank Abp	461,250
7,168	Northern Trust Corporation	734,720
9,558	Poste Italiane S.P.A.	134,860
14,900	Sompo Holdings, Inc.	390,039
26,351	Standard Chartered plc	326,146
15,300	Sumitomo Mitsui Financial Group, Inc.	365,992
29,664	Svenska Handelsbanken AB, A Shares	306,186

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Financials - 24.1% (Continued)
15,238	SWEDBANK AB, Class A	$300,657
340	Swiss Life Holding AG	262,141
8,400	Tokio Marine Holdings, Inc.	305,783
3,017	Travelers Companies, Inc. (The)	726,765
17,238	Truist Financial Corporation	747,784
9,426	TRYG A/S	198,362
4,916	UniCredit SpA	196,197
11,752	Wells Fargo & Company	825,460
309	Zurich Insurance Group AG	183,481
		26,683,785
	Health Care - 13.2%
2,416	Amgen, Inc.	629,706
2,627	Ascendis Pharma A/S(a)	361,659
11,892	Centene Corporation(a)	720,417
3,973	Charles River Laboratories International, Inc.(a)	733,416
13,398	CVS Health Corporation	601,436
9,500	Daiichi Sankyo Company Ltd.	262,750
1,854	Elevance Health Incorporated	683,941
8,562	Gilead Sciences, Inc.	790,873
17,480	GlaxoSmithKline plc	294,674
2,049	HCA Healthcare, Inc.	615,007
9,599	Incyte Corporation(a)	663,002
1,476	Intuitive Surgical, Inc.(a)	770,412
3,491	IQVIA Holdings, Inc.(a)	686,016
1,490	McKesson Corporation	849,167
7,534	Merck & Company, Inc.	749,482
1,633	Merck KGaA	236,669
2,753	Novartis AG	269,114
2,968	Novo Nordisk A/S	257,339
887	Regeneron Pharmaceuticals, Inc.(a)	631,837
2,750	Sanofi S.A.	267,052
2,052	Stryker Corp.	738,823
17,000	Terumo Corporation	330,815
2,222	UnitedHealth Group, Inc.	1,124,021

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Health Care - 13.2% (Continued)
1,565	Vertex Pharmaceuticals, Inc.(a)	$630,226
4,110	Zoetis, Inc.	669,642
		14,567,496
	Industrials - 11.7%
5,921	3M Company	764,341
4,783	ABB Ltd.	258,656
10,951	Amphenol Corporation, Class A	760,547
4,184	Ashtead Group plc	260,079
5,614	Diploma PLC	298,714
1,481	DSV Panalpina A/S	314,543
2,526	General Dynamics Corporation	665,576
30,600	Hexagon AB	292,062
2,801	Illinois Tool Works, Inc.	710,222
1,396	Lockheed Martin Corp., B	678,372
21,700	Mitsubishi Electric Corporation	370,560
23,300	Mitsubishi Heavy Industries Ltd.	329,174
6,889	PACCAR, Inc.	716,594
1,163	Parker-Hannifin Corporation	739,703
15,184	Rollins, Inc.	703,778
1,243	Schneider Electric SA	310,203
8,300	Secom Company Ltd.	283,206
1,626	Siemens AG	317,620
2,131	Snap-on, Inc.	723,432
23,986	Southwest Airlines Company	806,409
15,300	Sumitomo Corporation	333,321
3,094	Union Pacific Corporation	705,556
1,617	Waste Connections, Inc.	277,445
3,900	Westinghouse Air Brake Technologies Corporation	739,401
5,994	Xylem, Inc.	695,424
		13,054,938
	Materials - 3.3%
7,462	Albemarle Corp.	642,329
94,064	B2Gold Corporation	230,304
2,925	Ecolab, Inc.	685,386

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Materials - 3.3% (Continued)
2,996	Lafarge Holcim - Reclaim	$288,443
1,197	Martin Marietta Materials, Inc.	618,251
15,000	Nippon Steel & Sumitomo Metal Corp.	303,334
3,154	Packaging Corporation of America	710,060
1,021	Sika AG	242,818
		3,720,925
	Real Estate - 4.1%
1,708	Aena SME, S.A. REIT	349,279
3,250	AvalonBay Communities, Inc. REIT	714,902
2,502	Essex Property Trust, Inc. REIT	714,171
1,317	FirstService Corporation REIT	238,531
2,161	Public Storage REIT	647,090
28,565	Segro plc REIT	250,767
4,304	Simon Property Group, Inc. REIT	741,192
166,783	Tritax Big Box plc REIT	277,088
22,763	VICI Properties, Inc. REIT	664,907
		4,597,927
	Technology - 10.0%
7,018	Akamai Technologies, Inc.(a)	671,273
2,165	Apple, Inc.	542,159
2,222	CGI, Inc.(a)	243,082
15,941	Cisco Systems, Inc.	943,707
2,930	Descartes Systems Group(a)	333,008
1,565	FactSet Research Systems, Inc.	751,638
24,072	Gen Digital, Inc.	659,091
1,235	Microsoft Corp.	520,553
1,630	Motorola Solutions, Inc.	753,435
8,600	Obic Company Ltd.	256,495
10,161	ON Semiconductor Corporation(a)	640,651
10,181	Open Text Corpation	288,075
11,100	OTSUKA CORP.	254,589
5,180	Paychex, Inc.	726,340
9,550	PayPal Holdings, Inc.(a)	815,092
9,853	Qorvo, Inc.(a)	689,020

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Technology - 10.0% (Continued)
1,370	SAP SE	$335,368
14,800	SCSK Corporation	313,305
18,600	Sony Corporation	398,240
21,000	Sumito Electric Ind	380,827
27,200	TDK Corporation	358,256
22,299	TeamViewer S.E.(a)	220,472
		11,094,676
	Utilities - 4.3%
7,603	American Electric Power Company, Inc.	701,225
6,599	Duke Energy Corporation	710,976
18,740	Exelon Corporation	705,374
17,234	FirstEnergy Corporation	685,569
7,600	FORTIS INC	315,748
22,321	PPL Corporation	724,539
9,559	Severn Trent plc	300,147
8,346	Southern Company (The)	687,043
		4,830,621

	TOTAL COMMON STOCKS (Cost $107,976,066)	109,163,295

	EXCHANGE-TRADED FUNDS — 1.3%
	Equity - 1.3%
8,796	iShares MSCI EAFE ETF	665,066
1,412	SPDR® S&P 500® ETF Trust	827,546
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,506,060)	1,492,612

	TOTAL INVESTMENTS - 99.5% (Cost $109,482,126)	$110,655,907
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	506,231
	NET ASSETS - 100.0%	$111,162,138

(a)	Non-income producing security.

plc – Private Limited Company

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

New Age Alpha Variable Funds Trust

Statements of Assets and Liabilities

December 31, 2024

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Assets:
Investments in securities, at cost	$84,845,969	$179,059,755	$242,850,889	$56,401,935	$159,604,001
Investments in securities, at value	$89,607,697	$198,297,787	$254,577,675	$59,323,223	$157,514,751
Cash	461,744	446,879	269,340	207,491	130,223
Receivable for securities sold	-	-	-	-	510,987
Receivable for Portfolio shares sold	-	1,146	6,697	247	4,530
Interest receivable	509	320	550	391	428
Dividends receivable	110,688	258,967	234,143	8,647	67,284
Due from advisor	-	-	-	-	-
Total Assets	90,180,638	199,005,099	255,088,405	59,539,999	158,228,203
Liabilities:
Payable for Portfolio shares redeemed	167,153	90,403	143,277	5,197	44,517
Accrued investment advisory fees	25,461	53,363	105,799	18,667	67,152
Accrued distribution (12b-1) fees	43,414	95,266	119,241	26,751	75,755
Accrued administrative fees	13,411	23,931	26,777	9,651	19,714
Accrued transfer agency fees	7,696	10,848	12,009	6,403	10,192
Accrued miscellaneous fees	43,228	57,270	50,095	19,126	35,907
Total Liabilities	300,363	331,081	457,198	85,795	253,237
Net Assets	$89,880,275	$198,674,018	$254,631,207	$59,454,204	$157,974,966

Components of Net Assets:
Paid-in capital	$65,381,174	$140,477,798	$189,071,382	$43,411,481	$148,556,680
Accumulated earnings	24,499,101	58,196,220	65,559,825	16,042,723	9,418,286
Net Assets	$89,880,275	$198,674,018	$254,631,207	$59,454,204	$157,974,966

Class 1 Shares:
Net assets	$89,880,275	$198,674,018	$254,631,207	$59,454,204	$157,974,966
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,657,350	4,787,415	5,117,060	2,430,233	3,021,908
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$33.82	$41.50	$49.76	$24.46	$52.28

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Assets and Liabilities (Continued)

December 31, 2024

	NAA Small Cap Value Series	NAA Small Growth Series	NAA Smid-Cap Value Series	NAA World Equity Income Series
Assets:
Investments in securities, at cost	$52,223,784	$25,786,390	$139,806,827	$109,482,126
Investments in securities, at value	$52,816,226	$25,679,775	$142,764,925	$110,655,907
Cash	114,417	189,533	161,112	355,248
Foreign Cash (Cost $-, -, -,6,557)	-	-	-	6,557
Receivable for securities sold	248,236	-	506,280	-
Receivable for Portfolio shares sold	2,679	1,507	766	965
Interest receivable	205	103	492	352
Dividends receivable	108,823	10,251	189,574	326,678
Due from advisor	999	-	-	-
Total Assets	53,291,585	25,881,169	143,623,149	111,345,707
Liabilities:
Payable for Portfolio shares redeemed	17,104	409	4,777	18,598
Accrued investment advisory fees	-	25,925	74,865	35,574
Accrued distribution (12b-1) fees	25,528	12,486	69,331	53,118
Accrued administrative fees	9,821	6,968	18,633	15,440
Accrued transfer agency fees	9,377	5,907	9,278	8,335
Accrued miscellaneous fees	35,918	17,556	44,329	52,504
Total Liabilities	97,748	69,251	221,213	183,569
Net Assets	$53,193,837	$25,811,918	$143,401,936	$111,162,138

Components of Net Assets:
Paid-in capital	$42,676,075	$27,804,007	$107,156,754	$90,032,670
Accumulated earnings (losses)	10,517,762	(1,992,089)	36,245,182	21,129,468
Net Assets	$53,193,837	$25,811,918	$143,401,936	$111,162,138

Class 1 Shares:
Net assets	$53,193,837	$25,811,918	$143,401,936	$111,162,138
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,200,656	882,733	1,897,576	7,496,639
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$44.30	$29.24	$75.57	$14.83

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Operations

For the Year Ended December 31, 2024

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Investment Income:
Dividend income	1,954,420	4,473,433	1,396,119	145,833	703,753
Affiliated dividend income	-	-	7,747,242	1,711,013	5,602,352
Interest income	106,301	190,937	48,667	4,581	(85,870)
Foreign taxes withheld	(1,236)	(3,599)	(1,144)	(250)	(3,121)
Total Investment Income	2,059,485	4,660,771	9,190,884	1,861,177	6,217,114
Expenses:
Investment advisory fees	660,592	1,331,458	1,840,111	350,452	1,287,281
Distribution fees (12b-1)	235,925	512,098	616,601	134,990	429,093
Administration fees	60,428	89,314	116,558	32,559	80,920
Transfer agent fees	28,421	31,454	32,474	26,937	30,815
Legal Fees	24,522	49,137	49,573	15,496	37,638
Audit fees	11,870	26,667	33,358	6,364	20,018
Trustee fees	15,485	17,352	18,411	17,423	19,635
Printing and postage expenses	11,133	13,736	8,364	8,299	7,479
Insurance Expense	8,818	11,412	10,079	7,897	10,333
Networking Fees	8,683	19,053	23,848	5,350	15,151
Custody Fees	5,705	7,834	9,701	10,936	15,002
Registration & filing fees	4,892	4,892	4,892	4,892	4,892
Chief compliance officer fees	1,109	2,410	2,990	642	1,891
Line of Credit Fees	972	2,155	2,310	697	1,694
Miscellaneous fees and expenses	1,377	1,377	1,377	1,377	1,377
Total Expenses	1,079,932	2,120,349	2,770,647	624,311	1,963,219
Expenses waived/reimbursed	(278,523)	(544,811)	(665,176)	(163,693)	(421,491)
Net Expenses	801,409	1,575,538	2,105,471	460,618	1,541,728
Net Investment Income	1,258,076	3,085,233	7,085,413	1,400,559	4,675,386

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Affiliated Investments	-	-	598,561	272,124	918,737
Investments	20,370,680	39,766,631	9,741,596	3,589,311	12,467,760
Futures contracts	-	-	551,637	202,992	950,304
Swap agreements	-	-	49,845,014	12,404,110	31,705,036
	20,370,680	39,766,631	60,736,808	16,468,537	46,041,837
Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	-	1,783,667	245,355	756,394
Investments	(12,321,331)	(16,980,126)	5,151,941	1,529,560	(6,129,879)
Futures contracts	-	-	(141,598)	(14,160)	(220,779)
Swap agreements	-	-	(18,411,216)	(4,776,102)	(17,377,099)
	(12,321,331)	(16,980,126)	(11,617,206)	(3,015,347)	(22,971,363)
Net Realized and Unrealized Gain on Investments	8,049,349	22,786,505	49,119,602	13,453,190	23,070,474
Net Increase in Net Assets Resulting from Operations	9,307,425	25,871,738	56,205,015	14,853,749	27,745,860

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Operations (Continued)

For the Year Ended December 31, 2024

	NAA Small Cap Value Series	NAA Small Growth Series	NAA Smid-Cap Value Series	NAA World Equity Income Series
Investment Income:
Dividend income	1,069,458	111,635	2,680,387	3,417,956
Affiliated dividend income	-	811,748	-	-
Interest income	61,635	9,308	151,724	25,368
Foreign taxes withheld	(799)	(388)	-	(222,070)
Total Investment Income	1,130,294	932,303	2,832,111	3,221,254
Expenses:
Investment advisory fees	437,328	199,639	1,169,247	809,177
Distribution fees (12b-1)	145,776	66,546	389,749	288,992
Administration fees	40,085	22,777	74,507	71,189
Transfer agent fees	29,545	26,659	29,747	28,900
Legal Fees	17,334	8,292	33,170	17,351
Audit fees	6,344	3,661	18,733	14,888
Trustee fees	15,857	16,972	17,143	15,932
Printing and postage expenses	9,771	7,411	8,507	10,718
Insurance Expense	7,557	7,041	9,954	8,924
Networking Fees	5,105	2,497	13,866	10,623
Custody Fees	3,368	14,449	8,608	27,522
Registration & filing fees	4,892	4,892	13,101	4,892
Chief compliance officer fees	2,736	311	1,757	2,435
Line of Credit Fees	710	378	1,758	1,588
Miscellaneous fees and expenses	6,377	1,377	1,377	1,377
Total Expenses	732,785	382,902	1,791,224	1,314,508
Expenses waived/reimbursed	(83,591)	(107,711)	(433,265)	(314,478)
Net Expenses	649,194	275,191	1,357,959	1,000,030
Net Investment Income	481,100	657,112	1,474,152	2,221,224

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Affiliated Investments	-	97,065	-	-
Investments	11,224,588	1,122,034	36,033,220	21,431,045
Futures contracts	-	78,120	-	(155,419)
Swap agreements	-	4,282,469	-	-
Foreign currency translations	(9)	-	-	(115,097)
	11,224,579	5,579,688	36,033,220	21,160,529
Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	143,466	-	-
Investments	(6,968,603)	(1,013,764)	(23,429,634)	(9,629,998)
Futures contracts	-	(48,742)	-	-
Swap agreements	-	(2,133,893)	-	-
Foreign currency translations	-	-	-	(8,332)
	(6,968,603)	(3,052,933)	(23,429,634)	(9,638,330)
Net Realized and Unrealized Gain on Investments	4,255,976	2,526,755	12,603,586	11,522,199
Net Increase in Net Assets Resulting from Operations	4,737,076	3,183,867	14,077,738	13,743,423

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets

	NAA All Cap Value Series		NAA Large Cap Value Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,258,076	$1,502,249	$3,085,233	$3,474,246
Net realized gain on investments	20,370,680	5,803,307	39,766,631	17,795,975
Net change in unrealized appreciation (depreciation) on investments	(12,321,331)	134,769	(16,980,126)	(3,543,005)
Net increase in net assets resulting from operations	9,307,425	7,440,325	25,871,738	17,272,216
From Distributions to Shareholders:
Total Distributions Paid	(6,287,518)	(9,149,598)	(17,908,003)	(23,233,407)
Total distributions to shareholders	(6,287,518)	(9,149,598)	(17,908,003)	(23,233,407)
From Shares of Beneficial Interest:
Proceeds from shares sold	1,957,443	4,025,157	3,734,900	1,355,855
Reinvestment of distributions	6,287,518	9,149,598	17,908,003	23,233,407
Cost of shares redeemed	(14,749,269)	(12,012,812)	(30,507,642)	(31,845,544)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(6,504,308)	1,161,943	(8,864,739)	(7,256,282)
Total Decrease In Net Assets	(3,484,401)	(547,330)	(901,004)	(12,762,473)

Net Assets:
Beginning of year	93,364,676	93,912,006	199,575,022	212,337,495
End of year	$89,880,275	$93,364,676	$198,674,018	$199,575,022

SHARE ACTIVITY
Shares Sold	56,641	122,486	88,846	33,854
Shares Reinvested	186,131	285,212	438,277	595,576
Shares Redeemed	(429,933)	(369,236)	(726,045)	(792,039)
Net increase (decrease) in shares of beneficial interest outstanding	(187,161)	38,462	(198,922)	(162,609)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Series		NAA Large Growth Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$7,085,413	$7,520,223	$1,400,559	$1,441,067
Net realized gain on investments	60,736,808	16,107,826	16,468,537	6,130,097
Net change in unrealized appreciation (depreciation) on investments	(11,617,206)	26,755,730	(3,015,347)	6,677,620
Net increase in net assets resulting from operations	56,205,015	50,383,799	14,853,749	14,248,784
From Distributions to Shareholders:
Total Distributions Paid	(7,520,187)	(3,382,567)	(1,441,067)	(586,749)
Total distributions to shareholders	(7,520,187)	(3,382,567)	(1,441,067)	(586,749)
From Shares of Beneficial Interest:
Proceeds from shares sold	4,612,268	4,913,388	6,582,849	3,844,874
Reinvestment of distributions	7,520,187	3,382,567	1,441,067	586,749
Cost of shares redeemed	(33,689,927)	(23,907,800)	(10,711,798)	(6,425,230)
Net decrease in net assets from share transactions of beneficial interest	(21,557,472)	(15,611,845)	(2,687,882)	(1,993,607)
Total Increase In Net Assets	27,127,356	31,389,367	10,724,800	11,668,428

Net Assets:
Beginning of year	227,503,851	196,114,484	48,729,404	37,060,976
End of year	$254,631,207	$227,503,851	$59,454,204	$48,729,404

SHARE ACTIVITY
Shares Sold	100,582	134,474	285,142	226,502
Shares Reinvested	161,724	88,758	64,333	33,414
Shares Redeemed	(728,156)	(954,163)	(482,839)	(389,335)
Net decrease in shares of beneficial interest outstanding	(465,850)	(430,931)	(133,364)	(129,419)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Mid Growth Series		NAA Small Cap Value Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$4,675,386	$5,185,453	$481,100	$699,173
Net realized gain on investments	46,041,837	10,598,484	11,224,579	3,429,041
Net change in unrealized appreciation (depreciation) on investments	(22,971,363)	22,151,755	(6,968,603)	176,165
Net increase in net assets resulting from operations	27,745,860	37,935,692	4,737,076	5,891,379
From Distributions to Shareholders:
Total Distributions Paid	(5,214,553)	(2,254,596)	(3,254,989)	(4,697,915)
Total distributions to shareholders	(5,214,553)	(2,254,596)	(3,254,989)	(4,697,915)
From Shares of Beneficial Interest:
Proceeds from shares sold	3,844,451	13,775,845	3,238,916	3,300,157
Reinvestment of distributions	5,214,553	2,254,596	3,254,989	4,697,915
Cost of shares redeemed	(46,944,857)	(23,555,097)	(17,001,410)	(11,356,057)
Net decrease in net assets from share transactions of beneficial interest	(37,885,853)	(7,524,656)	(10,507,505)	(3,357,985)
Total Increase (Decrease) In Net Assets	(15,354,546)	28,156,440	(9,025,418)	(2,164,521)

Net Assets:
Beginning of year	173,329,512	145,173,072	62,219,255	64,383,776
End of year	$157,974,966	$173,329,512	$53,193,837	$62,219,255

SHARE ACTIVITY
Shares Sold	75,983	351,330	72,783	79,965
Shares Reinvested	106,965	51,806	75,173	114,948
Shares Redeemed	(935,609)	(571,160)	(388,416)	(276,354)
Net decrease in shares of beneficial interest outstanding	(752,661)	(168,024)	(240,460)	(81,441)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Small Growth Series		NAA Smid-Cap Value Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$657,112	$784,872	$1,474,152	$2,072,415
Net realized gain on investments	5,579,688	49,271	36,033,220	5,467,881
Net change in unrealized appreciation (depreciation) on investments	(3,052,933)	3,206,582	(23,429,634)	7,076,248
Net increase in net assets resulting from operations	3,183,867	4,840,725	14,077,738	14,616,544
From Distributions to Shareholders:
Total Distributions Paid	(788,282)	(356,250)	(6,242,116)	(13,654,917)
Total distributions to shareholders	(788,282)	(356,250)	(6,242,116)	(13,654,917)
From Shares of Beneficial Interest:
Proceeds from shares sold	785,249	1,135,100	3,420,683	2,665,048
Reinvestment of distributions	788,282	356,250	6,242,116	13,654,917
Cost of shares redeemed	(4,786,765)	(3,638,989)	(34,652,302)	(21,793,940)
Net decrease in net assets from share transactions of beneficial interest	(3,213,234)	(2,147,639)	(24,989,503)	(5,473,975)
Total Increase (Decrease) In Net Assets	(817,649)	2,336,836	(17,153,881)	(4,512,348)

Net Assets:
Beginning of year	26,629,567	24,292,731	160,555,817	165,068,165
End of year	$25,811,918	$26,629,567	$143,401,936	$160,555,817

SHARE ACTIVITY
Shares Sold	27,227	46,743	47,160	37,002
Shares Reinvested	27,514	13,755	83,753	195,433
Shares Redeemed	(168,094)	(149,718)	(458,572)	(310,727)
Net decrease in shares of beneficial interest outstanding	(113,353)	(89,220)	(327,659)	(78,292)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA World Equity Income Series
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$2,221,224	$2,453,661
Net realized gain on investments	21,160,529	1,242,126
Net change in unrealized appreciation (depreciation) on investments	(9,638,330)	9,073,987
Net increase in net assets resulting from operations	13,743,423	12,769,774
From Distributions to Shareholders:
Total Distributions Paid	(3,114,326)	(2,923,384)
Total distributions to shareholders	(3,114,326)	(2,923,384)
From Shares of Beneficial Interest:
Proceeds from shares sold	2,992,282	1,311,195
Reinvestment of distributions	3,114,326	2,923,384
Cost of shares redeemed	(18,460,050)	(14,528,906)
Net decrease in net assets from share transactions of beneficial interest	(12,353,442)	(10,294,327)
Total Decrease In Net Assets	(1,724,345)	(447,937)

Net Assets:
Beginning of year	112,886,483	113,334,420
End of year	$111,162,138	$112,886,483

SHARE ACTIVITY
Shares Sold	200,774	102,968
Shares Reinvested	210,285	226,795
Shares Redeemed	(1,255,057)	(115,112)
Net decrease in shares of beneficial interest outstanding	(843,998)	(820,349)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA All Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$32.82		$33.47		$38.53		$31.06		$32.89
Income (loss) from investment operations:
Net investment income (a)	0.46		0.53		0.52		0.38		0.56
Net realized and unrealized gain (loss) on investments	2.90		2.24		(1.15)		7.93		(0.33)
Total income (loss) from investment operations	3.36		2.77		(0.63)		8.31		0.23
Less distributions from:
Net investment income	(0.57)		(0.53)		(0.43)		(0.65)		(0.52)
Net realized gain	(1.79)		(2.89)		(4.00)		(0.19)		(1.54)
Total distributions	(2.36)		(3.42)		(4.43)		(0.84)		(2.06)
Net asset value, end of year	$33.82		$32.82		$33.47		$38.53		$31.06
Total return (b)(c)	10.25%		8.52%		(1.17)%		26.95%		1.88%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$89,880		$93,365		$93,912		$103,134		$91,661
Net Investment Income (d)	1.33%		1.63%		1.45%		1.06%		2.03%
Total Expenses (d)	1.13%		1.14%		1.11%		1.13%		1.21%
Net Expenses (e)	0.84%		0.85	%(f)	0.86	%(f)	0.87	%(f)	0.87	%(f)
Portfolio turnover rate	12	%(g)	25%		30%		26%		22%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.85%	0.86%	0.87%	0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$40.02		$41.24		$46.81		$37.61		$40.55
Income (loss) from investment operations:
Net investment income (a)	0.63		0.69		0.67		0.52		0.82
Net realized and unrealized gain (loss) on investments	4.70		3.00		(1.48)		9.58		(0.51)
Total income (loss) from investment operations	5.33		3.69		(0.81)		10.10		0.31
Less distributions from:
Net investment income	(0.75)		(0.71)		(0.60)		(0.90)		(0.74)
Net realized gain	(3.10)		(4.20)		(4.16)		(0.00	)(b)	(2.51)
Total distributions	(3.85)		(4.91)		(4.76)		(0.90)		(3.25)
Net asset value, end of year	$41.50		$40.02		$41.24		$46.81		$37.61
Total return (b)(c)	13.46%		9.27%		(1.32)%		27.03%		2.21%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$198,674		$199,575		$212,337		$236,817		$208,548
Net Investment Income (d)	1.51%		1.72%		1.53%		1.20%		2.40%
Total Expenses (d)	1.02%		1.02%		1.02%		1.03%		1.09%
Net Expenses (e)	0.76%		0.77	%(f)	0.78	%(f)	0.79	%(f)	0.79	%(f)
Portfolio turnover rate	8	%(g)	22%		25%		22%		19%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.77%	0.78%	0.79%	0.79%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Core Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$40.75		$32.61		$56.79		$49.39		$44.24
Income (loss) from investment operations:
Net investment income (a)	1.32		1.30		0.64		0.26		0.38
Net realized and unrealized gain (loss) on investments	9.12		7.43		(11.88)		13.22		7.46
Total income (loss) from investment operations	10.44		8.73		(11.24)		13.48		7.84
Less distributions from:
Net investment income	(1.43)		(0.59)		(0.27)		(0.41)		(0.74)
Net realized gain	-		-		(12.67)		(5.67)		(1.95)
Total distributions	(1.43)		(0.59)		(12.94)		(6.08)		(2.69)
Net asset value, end of year	$49.76		$40.75		$32.61		$56.79		$49.39
Total return (b)(c)	25.88%		26.90%		(20.67)%		28.48%		18.78%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$254,631		$227,504		$196,114		$269,971		$230,088
Net Investment Income (d)	2.87%		3.58%		1.54%		0.49%		0.88%
Total Expenses (d)	1.16%		1.31%		1.18%		1.14%		1.22%
Net Expenses (e)	0.89%		1.03	%(f)	0.92	%(f)	0.85	%(f)	0.89	%(f)
Portfolio turnover rate	123	%(g)	52%		63%		34%		63%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.84%	0.87%	0.84%	0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$19.01		$13.76		$26.38		$25.79		$19.82
Income (loss) from investment operations:
Net investment income (a)	0.57		0.55		0.24		0.09		0.16
Net realized and unrealized gain (loss) on investments	5.49		4.92		(7.87)		6.51		7.07
Total income (loss) from investment operations	6.06		5.47		(7.63)		6.60		7.23
Less distributions from:
Net investment income	(0.61)		(0.22)		(0.09)		(0.17)		(0.28)
Net realized gain	-		-		(4.90)		(5.84)		(0.98)
Total distributions	(0.61)		(0.22)		(4.99)		(6.01)		(1.26)
Net asset value, end of year	$24.46		$19.01		$13.76		$26.38		$25.79
Total return (b)(c)	32.18%		39.91%		(30.69)%		27.77%		37.87%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$59,454		$48,729		$37,061		$57,977		$49,478
Net Investment Income (d)	2.59%		3.35%		1.34%		0.34%		0.73%
Total Expenses (d)	1.15%		1.51%		1.21%		1.20%		1.29%
Net Expenses (e)	0.85%		1.18	%(f)	0.92	%(f)	0.88	%(f)	0.88	%(f)
Portfolio turnover rate	121	%(g)	57%		65%		40%		66%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.88%	0.89%	0.87%	0.88%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Mid Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$45.92		$36.82		$71.17		$72.46		$58.49
Income (loss) from investment operations:
Net investment income (a)	1.36		1.37		0.66		0.22		0.39
Net realized and unrealized gain (loss) on investments	6.51		8.32		(20.02)		9.44		17.43
Total income (loss) from investment operations	7.87		9.69		(19.36)		9.66		17.82
Less distributions from:
Net investment income	(1.51)		(0.59)		(0.20)		(0.40)		(0.84)
Net realized gain	-		-		(14.79)		(10.55)		(3.01)
Total distributions	(1.51)		(0.59)		(14.99)		(10.95)		(3.85)
Net asset value, end of year	$52.28		$45.92		$36.82		$71.17		$72.46
Total return (b)(c)	17.37%		26.41%		(27.78)%		13.69%		32.10%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$157,975		$173,330		$145,173		$198,627		$190,920
Net Investment Income (d)	2.72%		3.35%		1.42%		0.30%		0.66%
Total Expenses (d)	1.16%		1.35%		1.18%		1.16%		1.22%
Net Expenses (e)	0.92%		1.11	%(f)	0.96	%(f)	0.89	%(f)	0.89	%(f)
Portfolio turnover rate	165	%(g)	67%		87%		60%		71%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.91%	0.91%	0.87%	0.88%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Small Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$43.17		$42.29		$46.70		$37.30		$41.39
Income (loss) from investment operations:
Net investment income (a)	0.36		0.47		0.51		0.27		0.32
Net realized and unrealized gain (loss) on investments	3.26		3.68		(2.37)		9.47		(1.36)
Total income (loss) from investment operations	3.62		4.15		(1.86)		9.74		(1.04)
Less distributions from:
Net investment income	(0.53)		(0.56)		(0.31)		(0.34)		(0.37)
Net realized gain	(1.96)		(2.71)		(2.24)		-		(2.68)
Total distributions	(2.49)		(3.27)		(2.55)		(0.34)		(3.05)
Net asset value, end of year	$44.30		$43.17		$42.29		$46.70		$37.30
Total return (b)(c)	8.51%		10.29%		(3.74)%		26.18%		(0.97)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$53,194		$62,219		$64,384		$73,837		$64,418
Net Investment Income (d)	0.82%		1.15%		1.17%		0.61%		0.97%
Total Expenses (d)	1.27%		1.23%		1.21%		1.21%		1.29%
Net Expenses (e)	1.12%		1.11	%(f)	1.12	%(f)	1.13	%(f)	1.14	%(f)
Portfolio turnover rate	15	%(g)	25%		38%		32%		32%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
1.11%	1.12%	1.13%	1.13%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Small Growth Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$26.73		$22.38		$46.01		$44.91		$34.53
Income (loss) from investment operations:
Net investment income (a)	0.70		0.75		0.38		0.10		0.17
Net realized and unrealized gain (loss) on investments	2.67		3.94		(12.10)		2.82		10.65
Total income (loss) from investment operations	3.37		4.69		(11.72)		2.92		10.82
Less distributions from:
Net investment income	(0.86)		(0.34)		(0.11)		(0.19)		(0.44)
Net realized gain	-		-		(11.80)		(1.63)		-
Total distributions	(0.86)		(0.34)		(11.91)		(1.82)		(0.44)
Net asset value, end of year	$29.24		$26.73		$22.38		$46.01		$44.91
Total return (b)(c)	12.68	%(g)	21.01%		(26.61)%		6.54%		31.82%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$25,812		$26,630		$24,293		$37,011		$37,989
Net Investment Income (d)	2.47%		3.11%		1.29%		0.22%		0.49%
Total Expenses (d)	1.45%		1.65%		1.43%		1.39%		1.50%
Net Expenses (e)	1.04%		1.19	%(f)	1.05	%(f)	1.00	%(f)	1.02	%(f)
Portfolio turnover rate	150	%(h)	80%		73%		64%		86%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
1.03%	1.04%	1.00%	1.01%

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset values for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Smid-Cap Value Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$72.15		$71.66		$83.11		$68.31		$69.18
Income (loss) from investment operations:
Net investment income (a)	0.71		0.91		1.03		0.61		1.21
Net realized and unrealized gain (loss) on investments	5.78		5.86		(3.04)		15.53		1.10	(g)
Total income (loss) from investment operations	6.49		6.77		(2.01)		16.14		2.31
Less distributions from:
Net investment income	(1.01)		(1.10)		(0.70)		(1.34)		(0.77)
Net realized gain	(2.06)		(5.18)		(8.74)		-		(2.41)
Total distributions	(3.07)		(6.28)		(9.44)		(1.34)		(3.18)
Net asset value, end of year	$75.57		$72.15		$71.66		$83.11		$68.31
Total return (b)(c)	9.05%		9.73%		(1.86)%		23.75%		4.30%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$143,402		$160,556		$165,068		$187,373		$172,440
Net Investment Income (d)	0.95%		1.30%		1.36%		0.76%		2.05%
Total Expenses (d)	1.15%		1.15%		1.13%		1.14%		1.22%
Net Expenses (e)	0.87%		0.88	%(f)	0.89	%(f)	0.90	%(f)	0.90	%(f)
Portfolio turnover rate	17	%(h)	28%		40%		34%		38%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.88%	0.89%	0.90%	0.90%

(g)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA World Equity Income Series

Selected data based on a share outstanding throughout each year indicated.

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2021		December 31, 2020
Net asset value, beginning of year	$13.53		$12.37		$17.74		$14.79		$14.45
Income (loss) from investment operations:
Net investment income (a)	0.28		0.28		0.32		0.34		0.22
Net realized and unrealized gain (loss) on investments	1.42		1.22		(2.01)		2.86		0.66
Total income (loss) from investment operations	1.70		1.50		(1.69)		3.20		0.88
Less distributions from:
Net investment income	(0.40)		(0.34)		(0.36)		(0.25)		(0.40)
Net realized gain	-		-		(3.32)		-		(0.14)
Total distributions	(0.40)		(0.34)		(3.68)		(0.25)		(0.54)
Net asset value, end of year	$14.83		$13.53		$12.37		$17.74		$14.79
Total return (b)(c)	12.59%		12.28%		(9.12)%		21.74%		6.65%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$111,162		$112,886		$113,334		$138,193		$126,007
Net Investment Income (d)	1.92%		2.22%		2.25%		2.02%		1.70%
Total Expenses (d)	1.14%		1.14%		1.10%		1.15%		1.20%
Net Expenses (e)	0.86%		0.87	%(f)	0.88	%(f)	0.89	%(f)	0.89	%(f)
Portfolio turnover rate	105	%(g)	177%		140%		185%		196%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.87%	0.88%	0.89%	0.89%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

1.	ORGANIZATION

New Age Alpha Variable Funds Trust (the “Trust”), a Delaware statutory trust organized on February 6, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. On December 31, 2024, the Trust consisted of nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds” or “Acquired Funds”):

Fund Name	Inception Date	Investment Objective
NAA All Cap Value Series	June 1, 1995	Long-term capital growth
NAA Large Cap Value Series	May 1, 1979	Long-term capital growth
NAA Large Core Series	May 1, 1979	Long-term capital growth
NAA Large Growth Series	May 3, 1999	Long-term capital growth
NAA Mid Growth Series	October 1, 1992	Long-term capital growth
NAA Small Cap Value Series	May 1, 2000	Long-term capital appreciation
NAA Small Growth Series	October 15, 1997	Long-term capital appreciation
NAA Smid-Cap Value Series	May 1, 1997	Long-term capital growth
NAA World Equity Income Series	April 19, 1984	Total return comprised of capital appreciation and current income

The NAA Large Core Series was the Trust’s initial series, established on June 18, 2024. It was seeded by New Age Alpha Advisors, LLC (the “Adviser”) in the amount of $100,000. Subsequent to the formation of this series, it merged with the Acquired Fund identified below. All other series were established as “shell” funds for purposes of the Reorganization (as defined below). Each Acquired Fund reorganized into an Acquiring Fund end of day October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Acquired Funds Trust”) to a series of the Trust, as noted below (the “Reorganization”).

Acquired Fund	Acquiring Fund
Series A (StylePlus—Large Core Series)	NAA Large Core Series
Series D (World Equity Income Series)	NAA World Equity Income Series
Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series
Series X (StylePlus—Small Growth Series)	NAA Small Growth Series
Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series
Series B (Large Cap Value Series)	NAA Large Cap Value Series
Series O (All Cap Value Series)	NAA All Cap Value Series
Series Q (Small Cap Value Series)	NAA Small Cap Value Series
Series V (SMid Cap Value Series)	NAA SMid-Cap Value Series

The Acquired Funds Trust’s Board of Trustees (the “Acquired Funds Board”) held a Special Meeting of the Shareholders of the Acquired Funds on October 24, 2024, for the purpose of approving an Agreement and Plan of Reorganization and Termination, under which all of the assets of the Acquired Funds were transferred to a correspondingly named series of the Trust. The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start- up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by Guggenheim Investments and the Adviser.

The Acquiring Funds are the successors to the Acquired Funds and each have substantially the same investment objectives and strategies as the Acquired Funds. The Reorganization was accomplished through tax-free exchanges of the respective shares and for the respective fair values, costs and unrealized appreciation/depreciation, as noted below. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Acquired Funds were carried forward to align to ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

The details of the Reorganization at the close of business on October 25, 2024 is shown below:

Acquired Fund	Net Assets	Unrealized Appreciation (Depreciation)	Shares Outstanding	Net Asset Value Per Share
Series O (All Cap Value Series)	$94,782,444	$24,211,475	2,742,440	$34.56
Series B (Large Cap Value Series)	206,837,311	54,206,275	4,924,627	42.00
Series Y (StylePlus—Large Growth Series)	55,771,777	3,097,429	2,365,087	23.58
Series J (StylePlus—Mid Growth Series)	161,267,064	3,044,897	3,085,299	52.27
Series Q (Small Cap Value Series)	54,420,107	7,745,588	1,239,210	43.92
Series X (StylePlus—Small Growth Series)	26,406,897	64,513	903,529	29.23
Series V (SMid Cap Value Series)	150,384,618	30,744,490	1,970,828	76.31
Series D (World Equity Income Series)	116,591,539	25,308,085	7,677,489	15.19
Series A (StylePlus—Large Core Series)	255,873,550	9,010,955	5,238,408	48.85

Because each of the combined funds for the Reorganization has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Funds’ Statement of Operations for the Acquiring Fund since the Reorganization was consummated.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and Chief Financial Officer of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from New Age Alpha Advisors, LLC, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

The following tables summarize the inputs used for the year ended as of December 31, 2024, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA All Cap Value Series
Common Stocks	$89,607,697	$-	$-		$89,607,697
Total	$89,607,697	$-	$-		$89,607,697

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Large Cap Value Series
Common Stocks	$196,805,638	$-	$-		$196,805,638
Exchange-Traded Funds	1,492,149	-	-		1,492,149
Total	$198,297,787	$-	$-		$198,297,787

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Large Core Series
Common Stocks	$252,281,823	$-	$-		$252,281,823
Exchange-Traded Funds	2,295,852	-	-		2,295,852
Total	$254,577,675	$-	$-		$254,577,675

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Large Growth Series
Common Stocks	$58,118,412	$-	$-		$58,118,412
Exchange-Traded Funds	1,204,811	-	-		1,204,811
Total	$59,323,223	$-	$-		$59,323,223

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Mid Growth Series
Common Stocks	$155,279,641	$-	$-		$155,279,641
Exchange-Traded Funds	2,235,110	-	-		2,235,110
Total	$157,514,751	$-	$-		$157,514,751

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Small Cap Value Series
Common Stocks	$52,475,409	$-	$-	**	$52,475,409
Exchange-Traded Funds	340,817	-	-		340,817
Preferred Stocks	-	-	-	**	-
Total	$52,816,226	$-	$-		$52,816,226

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Small Growth Series
Common Stocks	$25,679,775	$-	$-	**	$25,679,775
Total	$25,679,775	$-	$-		$25,679,775

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA Smid-Cap Value Series
Common Stocks	$142,764,925	$-	$-	**	$142,764,925
Preferred Stocks	-	-	-	**	-
Total	$142,764,925	$-	$-		$142,764,925

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
NAA World Equity Income Series
Common Stocks	$109,163,295	$-	$-		$109,163,295
Exchange-Traded Funds	1,492,612	-	-		1,492,612
Total	$110,655,907	$-	$-		$110,655,907

**	Security has a value of $0.

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American depository receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

f. Futures Contracts – Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds did not hold any futures contracts as of December 31, 2024.

g. Swap Agreements – Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Swap agreements are contracts between a Fund and, typically, a brokerage firm, bank, or other institutional buyer (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, fixed or variable interest rate, non-U.S. currency, or a “basket” of securities representing a particular index. A Fund customarily will enter into swap agreements based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter (“OTC”) derivatives markets that has developed standardized contracts used by participants who have agreed to be bound by such standardized contracts.

A Fund will enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will be the net amount to be paid or received under the agreement based on the relative values of each party’s obligations upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the swap agreement does not provide for that type of netting, the full amount of a Fund’s obligations will be accrued daily. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

During the term of a swap agreement, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in the value of the contract resulting from, among other things, interest on the contract’s notional value, market value changes in the underlying investment, and dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund, and the Fund may sustain a loss. The Funds did not hold any swaps contracts as of December 31, 2024.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

The following is a summary of the location of derivative investments on Funds’ Statements of Operations for the year ended December 31, 2024:

NAA Large Core Series

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$551,637
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	49,845,014
Total			$50,396,651

Futures Contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$(141,598)
Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	(18,411,216)
Total			$(18,552,814)

NAA Large Growth Series

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$202,992
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	12,404,110
Total			$12,607,102

Futures Contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$(14,160)
Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	(4,776,102)
Total			$(4,790,262)

NAA Mid Growth Series

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$950,304
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	31,705,036
Total			$32,655,340

Futures Contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$(220,779)
Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	(17,377,099)
Total			$(17,597,878)

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

NAA Small Growth Series

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain (loss) on futures contracts	$78,120
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	4,282,469
Total			$4,360,589

Futures Contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$(48,742)
Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	(2,133,893)
Total			$(2,182,635)

NAA World Equity Income Series

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Interest Risk	Net realized gain (loss) on futures contracts	$(155,419)
Total			$(155,419)

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

h. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of December 31, 2024, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA All Cap Value Series	$461,744
NAA Large Cap Value Series	446,879
NAA Large Core Series	269,340
NAA Large Growth Series	207,491
NAA Mid Growth Series	130,223
NAA Small Cap Value Series	114,417
NAA Small Growth Series	189,533
NAA Smid-Cap Value Series	161,112
NAA World Equity Income Series	355,248

As of December 31, 2024, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Series	$6,557

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Under the fee arrangement with the custodian, the Acquired Funds may have earned credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. These credits are included with Custody fees in the Funds’ Statements of Operations.

i. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Funds’ December 31, 2024 year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

j. Dividends and Distributions – The dividends and distributions paid by the Fund to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account.

k. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

l. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

d. Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

i. Options Risk – Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position on a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

j. Futures Contracts Risk – Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.

k. Swap Agreements Risk – Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

l. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement effective October 25, 2024, for its services, the NAA Large Core Series pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5 billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the period October 26, 2024 through December 31, 2024 was $352,480.

Each other Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the period October 26, 2024 through December 31, 2024:

Acquired Fund	Advisory Fee %	Advisory Fee $
NAA All Cap Value Series	0.70%	$121,560
NAA Large Cap Value Series	0.65%	247,693
NAA Large Core Series	0.75%	348,031
NAA Large Growth Series	0.65%	69,029
NAA Mid Growth Series	0.75%	227,266
NAA Small Cap Value Series	0.75%	76,583
NAA Small Growth Series	0.75%	37,457
NAA Smid-Cap Value Series	0.75%	207,994
NAA World Equity Income Series	0.70%	148,731

Prior to the Reorganization, under the terms of an investment advisory contract, the Acquired Funds paid Guggenheim Investments (“GI”) management fees calculated at the annualized rates below, based on the average daily net assets of the Acquired Fund. Each Acquired Fund paid GI for the period January 1, 2024 through October 25, 2024 the following:

Acquired Fund	Advisory Fee %	Advisory Fee $
Series O (All Cap Value Series)	0.70%	$539,032
Series B (Large Cap Value Series)	0.65%	1,083,765
Series A (StylePlus—Large Core Series)	0.75%	1,492,080
Series Y (StylePlus—Large Growth Series)	0.65%	281,423
Series J (StylePlus—Mid Growth Series)	0.75%	1,060,015
Series Q (Small Cap Value Series)	0.75%	360,745
Series X (StylePlus—Small Growth Series)	0.75%	162,182
Series V (SMid Cap Value Series)	0.75%	961,253
Series D (World Equity Income Series)	0.70%	660,446

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Under an amended Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	0.84%
NAA Large Cap Value Series	0.76%
NAA Large Core Series	0.89%
NAA Large Growth Series	0.91%
NAA Mid Growth Series	0.92%
NAA Small Cap Value Series	1.12%
NAA Small Growth Series	1.04%
NAA Smid-Cap Value Series	0.87%
NAA World Equity Income Series	0.86%

For the period October 26, 2024 through December 31, 2024, the fee waivers/reimbursements attributed to the Adviser were as follows:

Fund	Fees Waived/Reimbursed By Adviser
NAA All Cap Value Series	$66,761
NAA Large Cap Value Series	133,337
NAA Large Core Series	164,544
NAA Large Growth Series	37,872
NAA Mid Growth Series	106,713
NAA Small Cap Value Series	24,058
NAA Small Growth Series	8,390
NAA Smid-Cap Value Series	120,369
NAA World Equity Income Series	77,837

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of December 31, 2024, the Adviser has waived/reimbursed expenses that may be recovered no later than December 31 of the years indicated below:

Fund	Expires 2025	Expires 2026	Expires 2027	Total
NAA All Cap Value Series	$-	$-	$66,761	$66,761
NAA Large Cap Value Series	-	-	133,337	133,337
NAA Large Core Series	-	-	164,544	164,544
NAA Large Growth Series	-	-	37,872	37,872
NAA Mid Growth Series	-	-	106,713	106,713
NAA Small Cap Value Series	-	-	24,058	24,058
NAA Small Growth Series	-	-	8,390	8,390
NAA Smid-Cap Value Series	-	-	120,369	120,369
NAA World Equity Income Series	-	-	77,837	77,837

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Prior to the Reorganization, contractual expense limitation agreements for the following Acquired Funds provide that the total expenses be limited to a percentage of average net assets for the Acquired Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Acquired Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. For the period of January 1, 2024 through October 25, 2024 the limits are listed below:

Acquired Fund	Expense Cap
Series O (All Cap Value Series)	0.88%
Series B (Large Cap Value Series)	0.80%
Series A (StylePlus—Large Core Series)	0.91%
Series Y (StylePlus—Large Growth Series)	0.93%
Series J (StylePlus—Mid Growth Series)	0.94%
Series Q (Small Cap Value Series)	1.14%
Series X (StylePlus—Small Growth Series)	1.06%
Series V (SMid Cap Value Series)	0.91%
Series D (World Equity Income Series)	0.90%

For the period January 1, 2024 through October 25, 2024, the fee waivers/reimbursements and/or recoupments attributed to GI were as follows:

Acquired Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
Series O (All Cap Value Series)	$212,524	$762
Series B (Large Cap Value Series)	412,975	1,501
Series A (StylePlus—Large Core Series)	443,384	-
Series Y (StylePlus—Large Growth Series)	117,557	-
Series J (StylePlus—Mid Growth Series)	308,804	-
Series Q (Small Cap Value Series)	60,145	612
Series X (StylePlus—Small Growth Series)	98,684	-
Series V (SMid Cap Value Series)	314,186	1,290
Series D (World Equity Income Series)	237,596	955

Neither GI nor the Adviser is able to recoup previously waived fees by GI. GI paid operating expenses on behalf of the Funds, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass through basis. Such expenses were allocated to various Funds within the complex based on relative net assets.

Prior to the Reorganization, the Funds had advisory and expense limitation agreements with the Acquired Funds Trust. The Funds’ Management Fee did not change as a result of the Reorganization. The Funds’ expense limits are the same or lower than the applicable Acquired Fund’s expense limit.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended October 25, 2024, the following Funds waived fees related to investments in affiliated funds:

Acquired Fund	Amount Waived
Series Y (StylePlus—Large Growth Series)	$8,264
Series J (StylePlus—Mid Growth Series)	5,974
Series X (StylePlus—Small Growth Series)	637
Series A (StylePlus—Large Core Series)	57,248

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under he Plan, the Distributor receives from a Fund a fee at the annual rate of 0.25% of that Fund’s average daily net assets (without regard to expenses incurred). The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. Before the Reorganization, Guggenheim Funds Distributors, LLC (“GFD”) acted as the Acquired Funds’ distributor. GFD is an affiliate of GI.

The following table reflects the Funds incurred distribution fees for the period October 26, 2024 through December 31, 2024.

Fund	Distribution Fees
NAA All Cap Value Series	$43,414
NAA Large Cap Value Series	95,266
NAA Large Core Series	119,241
NAA Large Growth Series	26,751
NAA Mid Growth Series	75,755
NAA Small Cap Value Series	25,528
NAA Small Growth Series	12,485
NAA Smid-Cap Value Series	69,331
NAA World Equity Income Series	53,119

Prior to the Reorganization, the Acquired Funds’ Board had adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Acquired Funds to pay distribution and shareholder services fees to GFD. The Acquired Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Acquired Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

The following table reflects the Acquired Funds’ incurred distribution fees for the period January 1, 2024 through October 25, 2024.

Acquired Fund	Distribution Fees
Series O (All Cap Value Series)	$192,511
Series B (Large Cap Value Series)	416,832
Series A (StylePlus—Large Core Series)	497,360
Series Y (StylePlus—Large Growth Series)	108,239
Series J (StylePlus—Mid Growth Series)	353,338
Series Q (Small Cap Value Series)	120,248
Series X (StylePlus—Small Growth Series)	54,061
Series V (SMid Cap Value Series)	320,418
Series D (World Equity Income Series)	235,873

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the period of October 26, 2024 through December 31, 2024, the Funds paid UFS the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
NAA All Cap Value Series	$12,594	$7,550
NAA Large Cap Value Series	23,121	10,588
NAA Large Core Series	27,817	11,388
NAA Large Growth Series	8,812	6,275
NAA Mid Growth Series	18,922	9,933
NAA Small Cap Value Series	8,736	6,714
NAA Small Growth Series	6,133	5,643
NAA Smid-Cap Value Series	17,837	9,041
NAA World Equity Income Series	14,618	8,043

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

Prior to the Reorganization, MUFG Investor Services (US), LLC (“MUIS”) acted as the Acquired Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Acquired Funds’ securities and cash. Prior to October 26, 2024, The Bank of New York Mellon Corp. (“BNY”) acts as the Acquired Funds’ custodian. As custodian, BNY is responsible for the custody of the Acquired Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS was entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY were entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

For the period October 26, 2024 through December 31, 2024, the Trustees received fees in the amount of $2,182 on behalf of each Fund.

Prior to the Reorganization on October 25, 2024, Funds were allocated a portion of Trustee fees and expenses as part of the Acquired Funds Trust and the Independent Trustees were paid $14,397.

Certain trustees and officers of the Trust were also officers of GI and/or GFD. The Trust did not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds. These services were provided for the period October 26, 2024 through December 31, 2024.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended December 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA All Cap Value Series	$10,888,584	$20,142,081
NAA Large Cap Value Series	15,621,404	42,181,316
NAA Large Core Series	314,227,493	292,862,337
NAA Large Growth Series	70,785,038	62,987,995
NAA Mid Growth Series	273,043,714	287,649,415
NAA Small Cap Value Series	8,653,762	22,430,589
NAA Small Growth Series	38,619,942	38,461,156
NAA Smid-Cap Value Series	26,628,968	59,211,040
NAA World Equity Income Series	119,446,895	131,436,279

The cost of purchases and the proceeds from sales of portfolio securities that occurred in the effort to realign a combined fund’s portfolio after a merger should be excluded in the portfolio turnover calculation. The amount of excluded purchases and sales were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA All Cap Value Series	$71,761,415	$71,308,325
NAA Large Cap Value Series	134,223,061	130,828,961
NAA Large Core Series	204,692,322	206,053,571
NAA Large Growth Series	46,615,371	46,672,020
NAA Mid Growth Series	132,925,135	134,093,819
NAA Small Cap Value Series	48,535,711	47,746,793
NAA Small Growth Series	23,371,035	23,507,475
NAA Smid-Cap Value Series	117,428,051	114,346,436
NAA World Equity Income Series	70,625,324	71,832,038

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Insurance Company	Percentage of Interest
NAA All Cap Value Series	SBL Variflex Life Insurance Co.	98.2%
NAA Large Cap Value Series	SBL Variflex Life Insurance Co.	99.6%
NAA Large Core Series	SBL Variflex Life Insurance Co.	99.7%
NAA Large Growth Series	SBL Variflex Life Insurance Co.	95.3%
NAA Mid Growth Series	SBL Variflex Life Insurance Co.	97.1%
NAA Small Cap Value Series	SBL Variflex Life Insurance Co.	86.4%
NAA Small Growth Series	SBL Variflex Life Insurance Co.	94.1%
NAA Smid-Cap Value Series	SBL Variflex Life Insurance Co.	96.9%
NAA World Equity Income Series	SBL Variflex Life Insurance Co.	98.4%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Cost for Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NAA All Cap Value Series	$84,845,968	$8,375,052	$(3,613,323)	$4,761,729
NAA Large Cap Value Series	179,059,755	25,736,450	(6,498,419)	19,238,031
NAA Large Core Series	242,994,334	18,308,717	(6,725,376)	11,583,341
NAA Large Growth Series	56,445,946	4,496,493	(1,619,215)	2,877,278
NAA Mid Growth Series	159,969,064	5,824,115	(8,278,428)	(2,454,313)
NAA Small Cap Value Series	52,223,785	3,080,107	(2,487,666)	592,441
NAA Small Growth Series	25,815,623	1,095,708	(1,231,557)	(135,849)
NAA Smid-Cap Value Series	139,858,648	13,497,056	(10,590,779)	2,906,277
NAA World Equity Income Series	109,767,749	5,797,782	(4,909,623)	888,159

The tax character of fund distributions paid for the years ended December 31, 2024, and December 31, 2023, was as follows:

For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA All Cap Value Series	$1,508,071	$4,779,447	$-	$6,287,518
NAA Large Cap Value Series	3,905,732	14,002,271	-	17,908,003
NAA Large Core Series	7,520,187	-	-	7,520,187
NAA Large Growth Series	1,441,067	-	-	1,441,067
NAA Mid Growth Series	5,214,553	-	-	5,214,553
NAA Small Cap Value Series	1,029,358	2,225,631	-	3,254,989
NAA Small Growth Series	788,282	-	-	788,282
NAA Smid-Cap Value Series	2,054,192	4,187,924	-	6,242,116
NAA World Equity Income Series	3,114,326	-	-	3,114,326

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

For fiscal year ended 12/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA All Cap Value Series	$1,921,683	$7,227,915	$-	$9,149,598
NAA Large Cap Value Series	4,391,033	18,842,374	-	23,233,407
NAA Large Core Series	3,382,567	-	-	3,382,567
NAA Large Growth Series	586,749	-	-	586,749
NAA Mid Growth Series	2,254,596	-	-	2,254,596
NAA Small Cap Value Series	983,221	3,714,694	-	4,697,915
NAA Small Growth Series	356,250	-	-	356,250
NAA Smid-Cap Value Series	2,722,940	10,931,977	-	13,654,917
NAA World Equity Income Series	2,923,384	-	-	2,923,384

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
NAA All Cap Value Series	$2,450,805	$17,286,567	$-	$4,761,729	$24,499,101
NAA Large Cap Value Series	5,751,122	33,207,068	-	19,238,032	58,196,222
NAA Large Core Series	51,961,402	2,015,082	-	11,583,341	65,559,825
NAA Large Growth Series	13,011,826	153,619	-	2,877,278	16,042,723
NAA Mid Growth Series	9,004,485	2,868,111	-	(2,454,313)	9,418,283
NAA Small Cap Value Series	498,318	9,427,003	-	592,441	10,517,762
NAA Small Growth Series	657,541	-	(2,513,782)	(135,848)	(1,992,089)
NAA Smid-Cap Value Series	2,586,415	30,752,490	-	2,906,277	36,245,182
NAA World Equity Income Series	6,753,141	13,498,971	-	877,357	21,129,469

The difference between book basis and tax basis accumulated net realized gains/losses, and unrealized appreciation/depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2024, the below Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Large Core Series	$-	$-	$-	$10,102,719
NAA Large Growth Series	-	-	-	3,580,386
NAA Mid Growth Series	-	-	-	38,228,933
NAA Small Growth Series	-	2,513,782	2,513,782	5,480,482
NAA World Equity Income Series	-	-	-	728,669

During the fiscal year ended December 31, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to adjustments for tax return updates and the use of tax equalization credits, resulted in reclassifications as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
NAA All Cap Value Series	$1,886,705	$(1,886,705)
NAA Large Cap Value Series	3,888,550	(3,888,550)
NAA Large Core Series	3,253,364	(3,253,364)
NAA Large Growth Series	1,042,724	(1,042,724)
NAA Mid Growth Series	254,840	(254,840)
NAA Small Cap Value Series	1,784,035	(1,784,035)
NAA Small Growth Series	-	-
NAA Smid-Cap Value Series	4,191,045	(4,191,045)
NAA World Equity Income Series	1,498,109	(1,498,109)

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

8.	MARKET RISKS

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

9.	AFFILIATED INVESTMENTS

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under GI, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Funds invested in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which were open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, were offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and were not available to the public. The Short Term Investment Vehicles paid no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2024, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Funds invested in certain of the underlying series of Guggenheim Funds Trust, which were open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

As of December 31, 2024, the Funds did not invest in any affiliated securities.

Transactions during the year ended December 31, 2024, which the company is an affiliated issuer, were as follows:

NAA Large Core Series

Security Name	Value 12/31/23	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Guggenheim Strategy Fund II	$33,013,461	$17,551,455	$(50,936,748)	$730,540	$(358,708)	$-	-	$1,493,772
Guggenheim Strategy Fund III	55,350,435	6,263,335	(62,431,053)	(145,835)	963,118	-	-	2,576,934
Guggenheim Ultra Short Duration Fund - Institutional Class	27,939,102	1,184,134	(29,555,631)	132,229	300,166	-	-	1,189,139
Guggenheim Variable Insurance Strategy Fund III	52,343,502	7,402,632	(60,506,851)	(118,373)	879,090	-	-	2,487,397

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

NAA Large Growth Series

Security Name	Value 12/31/23	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Guggenheim Strategy Fund II	$10,652,769	$4,422,234	$(15,178,994)	$207,799	$(103,808)	$-	-	$414,479
Guggenheim Strategy Fund III	10,621,790	3,767,012	(14,578,969)	75,252	114,915	-	-	598,163
Guggenheim Ultra Short Duration Fund - Institutional Class	4,033,244	170,939	(4,266,603)	20,713	41,707	-	-	171,662
Guggenheim Variable Insurance Strategy Fund III	10,670,930	3,740,471	(14,572,301)	(31,641)	192,541	-	-	526,709

NAA Mid Growth Series

Security Name	Value 12/31/23	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Guggenheim Strategy Fund II	$40,526,245	$4,789,539	$(45,720,924)	$761,228	$(356,088)	$-	-	$1,532,722
Guggenheim Strategy Fund III	46,148,406	1,993,629	(48,773,606)	139,418	492,153	-	-	2,001,631
Guggenheim Ultra Short Duration Fund - Institutional Class	2,915,383	123,562	(3,084,064)	15,194	29,925	-	-	124,084
Guggenheim Variable Insurance Strategy Fund III	40,139,678	6,861,194	(47,594,173)	2,897	590,404	-	-	1,943,915

NAA Small Growth Series

Security Name	Value 12/31/23	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Guggenheim Strategy Fund II	$3,891,748	$3,370,215	$(7,309,013)	$74,118	$(27,068)	$-	-	$195,659
Guggenheim Strategy Fund III	6,638,163	293,777	(7,025,754)	36,301	57,513	-	-	294,929
Guggenheim Ultra Short Duration Fund - Institutional Class	310,899	13,177	(328,888)	1,649	3,163	-	-	13,232
Guggenheim Variable Insurance Strategy Fund III	6,914,473	306,770	(7,316,098)	(15,003)	109,858	-	-	307,928

NAA Smid-Cap Value Series

Security Name	Value 12/31/23	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
HydroGen Corp.*	$1	$-	$-	$-	$(1)	$-	672,346	$-

*	No longer affiliated at year end.

New Age Alpha Variable Funds	Notes to Financial Statements
December 31, 2024

10.	LINE OF CREDIT

For the period January 1, 2024 through September 29, 2024, the Acquired Funds Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 29, 2024 at which time the line of credit was renewed as a 364-day committed $1,115,000,000 line of credit. The Acquired Funds could draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Acquired Fund’s investment objective and program. For example, it may be advantageous for the Acquired Funds to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Acquired Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Acquired Funds based on the respective net assets of each participating Acquired Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended October 25, 2024. As of October 26, 2024, the Funds were no longer part of the Citibank line of credit.

11.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

New Age Alpha Variable Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small Growth Series, NAA Smid-Cap Value Series, and NAA World Equity Income Series (the “Funds”), each a series of New Age Alpha Variable Funds Trust, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended December 31, 2023, and prior, were audited by other auditors whose report dated February 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 18, 2025

New Age Alpha Variable Funds	Additional Information (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

On December 3, 2024, the Audit Committee of New Age Alpha Variable Funds Trust (“Committee”) appointed and formally engaged Cohen & Company, Ltd. (“Cohen & Co”) as the Funds’ independent registered public accounting firm for the fiscal year ended December 31, 2024.

Ernst & Young LLP (“EY”)’s reports on the Acquired Funds’ financial statements for the years ended December 31, 2023 and 2022, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years ended December 31, 2023 and 2022 and the period January 1, 2024 to December 3, 2024, there were no disagreements between the Acquired Funds and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the years ended December 31, 2023 and 2022 and the period January 1, 2024 to December 3, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

Proxy Disclosures

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-840-3937 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At an organizational meeting held on March 5, 2024, the Board considered the approval of the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”), on behalf of the NAA Large Core Series (the “Initial Fund”).

Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Trustees when approving investment advisory agreements, noting that the Board must apply its business judgment to the question of whether the overall terms of the investment advisory agreement are reasonable business arrangements for the Initial Fund. Counsel noted that neither Section 15(c) nor Section 36(b) of the 1940 Act state the specific factors the Board should consider in evaluating an investment advisory agreement. Counsel stated, however, that judicial interpretations and rules adopted by the SEC require that the Board consider the following factors, among others: (i) the nature, extent, and quality of the services provided by the Advisers; (ii) the investment performance of the Initial Fund, its proposed predecessor Fund; (iii) the costs of the services to be provided to the Initial Fund; (iv) the extent to which economies of scale benefit shareholders; and (v) the profits to be realized by the adviser and its affiliates from the relationship with the Initial Fund.

To assess these factors, Counsel sent, and the Adviser responded to a questionnaire that provided the Board with the information it needed to make an informed decision (the “15(c) Responses”). During the meeting, the Adviser reviewed the 15(c) Responses, including the history of the Adviser and its founders, their prior history with Acquired Funds Trust, and the reasons for the proposed Reorganization of the Initial Fund. While the Board deemed the 15(c) Responses satisfactory, they provided feedback to the Adviser on its responses and requested that it consider this feedback during future 15(c) presentations. The Adviser agreed to incorporate the Board’s feedback into its responses.

The Board then reviewed and discussed the approval of the Advisory Agreement. Counsel advised the Board during its deliberations. Additionally, the Board received and reviewed the information provided by the Adviser, which included: (i) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (ii) comparative performance information; (iii) the Adviser’s estimated revenues, costs, and profitability of providing services to the Initial Fund; and (iv) information about the Adviser’s personnel. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1) The nature, extent, and quality of the services to be provided by the Adviser.

The Board considered the Adviser’s experience and knowledge of managing investment companies, including its senior personnel’s professional experience and qualifications. In evaluating the quality of services to be provided by the Adviser, the Board considered the Adviser’s operations and compliance policies and procedures. The Board also considered the Adviser’s financial condition, resources, and potential conflicts of interest. The Board, including the Independent Trustees, concluded it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Initial Fund under the Advisory Agreement.

New Age Alpha Variable Funds	Additional Information (Unaudited)
December 31, 2024

(2) The costs of the services to be provided, and profits realized, by the Adviser from the relationship with the Fund.

The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Initial Fund. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Initial Fund and the proposed expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to provide services to the Initial Fund, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser will benefit from its association with the Initial Fund.

The Board recognized that the Adviser would earn reasonable profits in exchange for the level of services it provides to the Initial Fund and the entrepreneurial risk that the Adviser assumes for managing the Initial Fund. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Initial Fund is reasonable and not excessive.

(3) Investment performance of the Fund and the Adviser.

The Board noted that the Initial Fund has not yet commenced operations in the Trust, but it considered the historical performance of the Acquired Fund, which would be reorganized into the Initial Fund. The Board compared the proposed advisory fee and total expense ratio for the Initial Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Initial Fund’s peer group, noting that the proposed management fee was above the average and median but within the range of the Initial Fund’s peer group. The Board noted that the Adviser had proposed breakpoints for the Initial Fund’s management fee and lower expense limits. The Board further considered the Adviser’s plans to increase fund assets, which will positively affect the Initial Fund’s expense ratios. In reviewing the estimated expense ratio of the Initial Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board considered, among other data, the specific factors, and concluded that the advisory fee was reasonable considering the Adviser’s proposed services.

(4) The extent to which economies of scale would be realized if the Initial Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Initial Fund’s investors.

The Board considered the potential growth of the Initial Fund based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that the advisory fee would decrease as asset levels increased and noted that under the ELA, the Adviser was obligated to pay some of the Initial Fund’s operating expenses, which limited the overall fees and expenses paid by the Initial Fund at lower asset levels. The Board also noted that if the Initial Fund’s assets increased over time, the Initial Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

(5) Possible conflicts of interest and benefits derived by the Adviser.

The Board noted that the terms of the Advisory Agreement were consistent with industry standards. The Board further noted that the Adviser did not manage any other products or accounts that would compete with the Initial Fund and that most of the Adviser’s operations would focus on the Initial Fund’s management. The Board determined that the compensation payable under the Advisory Agreement was fair and reasonable and reflected an arms-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Initial Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Initial Fund and its future shareholders.

At a meeting held on April 26, 2024, the Board considered the approval of the investment advisory agreement between the Trust and the Adviser, on behalf of the other Funds.

New Age Alpha Variable Funds	Additional Information (Unaudited)
December 31, 2024

Counsel again reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Trustees when approving investment advisory agreements, noting that the Board must apply its business judgment to the question of whether the overall terms of the investment advisory agreement are reasonable business arrangements for the Funds. Counsel reminded the Board that neither Section 15(c) nor Section 36(b) of the 1940 Act state the specific factors the Board should consider in evaluating an investment advisory agreement. Counsel stated, however, that judicial interpretations and rules adopted by the SEC require that the Board consider the following factors, among others: (i) the nature, extent, and quality of the services provided by the investment adviser to the fund; (ii) the investment performance of the fund and the investment adviser; (iii) the costs of the services to be provided to the fund; (iv) the extent to which economies of scale benefit shareholders; and (v) the profits to be realized by the adviser and its affiliates from the relationship with the fund.

The Board reviewed the revised 15(c) Responses and thanked the Adviser for incorporating the Board’s comments provided at the March 5, 2024, organizational meeting. The Adviser reviewed the 15(c) Responses and related exhibits and discussed them with the Board, clarified with Counsel the factors that should be considered when approving the Funds’ management fee, including those listed below. The Board considered comparing the management fee to the Funds’ peer group and category, its overall expense structure, the services provided by the Adviser, the Funds’ size relative to their peers, the increasing costs of managing such products, the comparison of the Adviser’s active strategy relative to its peer group, which includes passive funds, the Adviser’s inclusion of unique technology in its offerings, and other factors. The Board also considered the Adviser’s profitability and that the proposed expense limit for each Fund is lower than the current limit for its respective Acquired Fund. The Board also considered the data and analytics the Adviser conducts as part of its investment process, and how it competes with active managers.

The Board then reviewed and discussed the approval of the Amended Schedule A to the Advisory Agreement. Counsel advised the Board during its deliberations. Additionally, the Board received and reviewed the information provided by the Adviser, which included: (i) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (ii) comparative performance information; (iii) the Adviser’s estimated revenues, cots, and profitability of providing services to the Funds; and (iv) information about the Adviser’s personnel. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(6) The nature, extent, and quality of the services to be provided by the Adviser.

The Board considered the Adviser’s experience and knowledge of managing investment companies, including its senior personnel’s professional experience and qualifications. In evaluating the quality of services to be provided by the Adviser, the Board considered the Adviser’s operations and compliance policies and procedures and its financial condition, resources, and potential conflicts of interest. The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Funds under the Advisory Agreement.

(7) The costs of the services to be provided, and profits realized, by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Funds. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Funds and the proposed expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to provide services to the Funds, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser will benefit from its association with the Funds.

The Board recognized that the Adviser would earn reasonable profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that the Adviser assumes for managing the Funds. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Funds is reasonable and not excessive.

(8) Investment performance of the Funds and the Adviser.

The Board noted that the Funds have not yet commenced operations in the Trust, but it considered the historical performance of the Acquired Funds, which would be reorganized into the Funds. The Board compared the proposed advisory fee and total expense ratio for the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s peer groups, noting that the proposed management fee was above the average and median but within the range of each Fund’s peer group. The Board noted that the Adviser had proposed breakpoints for the Funds’ management fee and lower expense limits. The Board further considered the Adviser’s plans to increase fund assets, positively affecting each Fund’s expense ratios. In reviewing the estimated expense ratio of the Funds, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board considered, among other data, the specific factors, and concluded that the advisory fee was reasonable considering the Adviser’s proposed services.

New Age Alpha Variable Funds	Additional Information (Unaudited)
December 31, 2024

(9) The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the potential growth of the Funds based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that the advisory fee would decrease as asset levels increased and noted that under the ELA, the Adviser was obligated to pay some of each Fund’s operating expenses, which limited the overall fees and expenses paid by the Funds at lower asset levels. The Board also noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

(10) Possible conflicts of interest and benefits derived by the Adviser.

The Board noted that the terms of the Advisory Agreement were consistent with industry standards. The Board further noted that the Adviser did not manage any other products or accounts that would compete with the Funds and that most of its operations would focus on the Funds’ management. The Board determined that the compensation payable under the Advisory Agreement was fair and reasonable and reflected an arms-length negotiation considering all the surrounding circumstances.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. It also considered the Adviser’s past experience managing registered investment companies alongside other investment products and the SEC’s examination of those investment companies and the Adviser, which did not reveal any material deficiencies or control weaknesses. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) each Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund and its future shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 3, 2024, the Audit Committee of New Age Alpha Variable Funds Trust (“Committee”) appointed and formally engaged Cohen & Company, Ltd. (“Cohen & Co”) as the Funds’ independent registered public accounting firm for the fiscal year ended December 31, 2024.

Ernst & Young LLP (“EY”)’s reports on the Acquired Funds’ financial statements for the years ended December 31, 2023 and 2022, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years ended December 31, 2023 and 2022 and the period January 1, 2024 to December 3, 2024, there were no disagreements between the Acquired Funds and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the years ended December 31, 2023 and 2022 and the period January 1, 2024 to December 3, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics herewith.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Age Alpha Variable Funds Trust

By	(Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	2/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	2/28/2025